UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-09917

SENTINEL VARIABLE PRODUCTS TRUST

National Life Drive, Montpelier, Vermont 05604

Sentinel Asset Management, Inc.
National Life Drive, Montpelier, Vermont 05604

Registrant's telephone number, including area code:(802)229-3113

Date of fiscal year end: December 31, 2012

Date of reporting period: June 30, 2012

Semi-Annual Report

June 30, 2012

Sentinel Variable Products
Balanced Fund

Sentinel Variable Products
Bond Fund

Sentinel Variable Products
Common Stock Fund

Sentinel Variable Products
Mid Cap Fund

Sentinel Variable Products
Small Company Fund

A Standard of Stewardship

www.sentinelinvestments.com

Sentinel Investments®

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Table of Contents

4	Message to Shareholders
11	Understanding your Sentinel Funds Financial Statements
12	Sentinel Variable Products Balanced Fund
14	Sentinel Variable Products Bond Fund
16	Sentinel Variable Products Common Stock Fund
18	Sentinel Variable Products Mid Cap Fund
20	Sentinel Variable Products Small Company Fund
22	Statement of Assets and Liabilities
24	Statement of Operations
26	Statement of Changes in Net Assets
28	Financial Highlights
30	Notes to Financial Statements
35	Actual and Hypothetical Expenses for Comparison Purposes
36	Trustees & Of cers

MessagetoShareholders

Digby’s Umbrella and a Dinner to Remember

In September 1944, Digby Tatham-Warter crossed Arnhem Bridge and politely asked the opposing Panzer Battalion if they would care to surrender. They declined. Not surprising as the Germans surrounded Digby’s regiment and outnumbered them ten to one. Digby was armed only with an umbrella. During much of the ensuing battles he only ever used an umbrella to direct troops and movements. As well as employing remarkable sang-froid, there was a pragmatic element. He was forever forgetting passwords and felt that his own side would never fire on him while he was carrying the umbrella.

He was right. They remembered him for decades.

In March 1925 Lord Beaverbrook held a dinner with Churchill, then Chancellor, Keynes and a number of pro-gold standard Treasury men. The debate centered on whether a return to gold would:

either i) “prevent life in a fool’s paradise of false prosperity” ii) “improve the terms of trade by overall cost reductions” and iii) “mean parity with Germany and the United States (U.S.)”;

or i) mean “unemployment, downward wage adjustment, prolonged strikes” ii) “favor the special interests of finance at the expense of production” and iii) “lead to a permanent contraction of production.”

Keynes, of course, was in the second camp. He knew of the “paradox of unemployment amidst dearth” when an economy can not clear wages and prices, and falls into a liquidity funk. No matter how much rates are pushed, the desire to delever and withhold purchases prevents growth.

The Treasury position prevailed and reluctantly Churchill went along. One month later, Britain restored the gold standard. It lasted seven lean years. Everything Churchill and Keynes feared came true. Not one of the alleged benefits materialized. Churchill called it the worst decision of his career.

So why do we need Digby and Churchill now? Because Europe is debating just this dilemma: either growth through austerity (and everything else in the or section above), internal devaluations, which mean nominal wage cuts, or fuller employment, spending and growth. The U.S. faces the same problem but does not debate. Only the Federal Reserve (Fed) is working on the problem. The fiscal side has abstained. So the noise we hear is one hand clapping. And what the ECB[1] should be doing is holding a large umbrella to remind itself that it is obliged to uphold Article 2 of the Treaty of the European Union, to “promote… social progress and a high level of employment.” This means that the coming showdown between Germanic austerity dogma and sensible growth policies is about to enter a new round. Which is good because financial interests should not prevail. Let’s look at where we are in Europe and the U.S., then a quick look at China. And if you want the answer now, it’s the U.S.

This article contains the current opinions of the author but not necessarily those of Sentinel Investments. Thea uthor’s opinions are subject to change without notice.This article is distributed for informational purposes only. Forecasts, estimates, and certain information contained here in are based upon proprietary research and should not be considered as investment advice or a recommendation of any particular security, strategy or investment product. Information contained here in has been obtained from sources believed to be reliable, but not guaranteed.

Half of all Europe’s business takes place within Europe so someone (hint, Germany) needs to create that demand.

Europe in as few words as possible

It all started around 1998 with a treaty in a non-descript town in the Netherlands where two numbers came to dominate the terms of economic union: a budget balance of 3% of GDP and debt of 60%. These were the demons to be slayed. Meet those and you could join the euro club. Only three countries met the criteria at the time: Ireland, Portugal and Finland.

Germany broke the rules in seven out of the next twelve years. They benefitted hugely from an undervalued exchange rate. Bond yields converged. But in the aftermath of the financial crisis, it turned out that some countries borrowed too much (Greece), some decided to let taxpayers bail out private banks (Ireland), some took on the losses from a real estate boom (Spain) and some thought it not worth reforming labor markets because, well, it suited them not to (France and Italy). Meanwhile Germany found itself with excess savings and a competitive export market without customers. The ensuing arguments led to six governments falling, the latest of which was the Netherlands. So what now?

1. Financial Surpluses: Every country has four sources of surplus or deficit that must sum to zero. These are i) households ii) corporations iii) government and iv) rest of the world. If the balance sheets of the first two are damaged, they pay down debts. If the rest of the world doesn’t want your stuff, then only the government can replace the demand. Either that or the whole economy sinks to a much lower level.

Tax cuts won’t help. They’re saved. Zero rates don’t work. If there’s no demand, no investment clears a hurdle rate. Molotovs in Greece and protests in Spain point right at this dilemma. And the Netherlands, with one of the highest current account surpluses in the world, has realized that withdrawing government expenditure, just to meet the demon numbers, comes at a terrible cost.

2. ECB: The LTROs[2] saved the banks. Between raising credit standards and deteriorating assets, bank flows to the small and medium sized enterprises (SMEs) had all but ceased. These are the backbone of Europe’s economy accounting for 99% of firms and 72% of labor. The plan was to provide liquidity by temporarily buying bank assets and then see the funding flow to business. There is evidence that this is happening but demand is hopelessly weak because of the fiscal hair shirts insisted upon by Germany. Half of all Europe’s business takes place within Europe so someone (hint, Germany) needs to create that demand. If they keep pointing to the inflation specter, then the whole process will be painfully slow. The good news is, first, that the ECB knows this and is not repeating the mistake of Mr. Trichet a year ago and raising rates and, second, European governments are rebelling against the policies demanded by Germany. If they prevail, some growth may ensue.

3. Look for Backtracking: Some of the newly elected governments are backtracking on budget commitments. The first was Spain. Italy is finding structural reforms difficult. The Netherlands is in limbo. But we should not be overly alarmed. If these countries can anchor expectations, make their debt a bargain for creditors, employ credible economic programs, prioritize their social safety nets and create popular support for such measures, then recovery and structural reform can be more than aspiration. The ECB needs to keep a cool head. It could happen and the odds are greater now than a few months ago.

The U.S., on course, just

The U.S. economy is on a painfully slow road. It is recovering. Jobs numbers are better, even though some hiring in the first quarter may have been brought forward by mild weather. Production, manufacturing and exports, all signs of regained competitiveness in the U.S., are showing steady improvements, occasional setbacks and improvements again. And the government sector is contracting. Not on purpose mind you, but jumping off a cliff and letting inertia do the work result in the same end. Above all of this, we have a Fed using every monetary policy at their disposal to try and promote growth and employment. Mercifully, their actions indicate they are less consumed with inflation. Of these, the important developments are:

1. The Fed: is in two broad camps. One is that there has been a fall in productive capacity and that the natural rate of unemployment may be much higher than the broad consensus of around 6%. This camp believes that the liquidity from Quantitative Easing (QE) can not find its way into the economy and so may be inflationary. Further, they believe the economy pre-2008 was over-stated and so the output gap now is smaller than most estimates. Here’s the output gap by one measure, around 12% lower than trend growth.

The other camp believes that employment should recover faster and that resource utilization rates in labor and manufacturing remain low. They are right and they prevail for now. The April FOMC[3] lowered its 2012-2013 growth estimates from last November, left its inflation estimates unchanged and projected a 0.5% drop in unemployment. You would think this would lead to no change in forward rate policy and ongoing concern about the state of the economy. But bizarrely, two members brought forward their rate increase estimates from 2015 to 2014. Which shows just how delicate the balance of debate is between growth and inflation. But for now, it’s holding Digby’s umbrella password of growth.

2. And Inflation: The 1970s remain the specter for the Fed. They lost control, respect and were constantly undermined by bad fiscal policies. But there are no inflation expectations in the economy. Whether you believe i) excess reserves and monetary balances are inflationary ii) government spending is out of control or iii) employment capacity will drive prices, there’s nothing to see.

6	Graphs sourced from the Federal Reserve Bank of St.Louis, Economic Research

Here’s the first, with no evident multiplier from monetary infusion to price. Why?

Because money is as money does. If it does not move into the system, banks just sit on reserves and buy securities.

Here’s the second, with cyclically induced government spending against the 10-year

Treasury Inflation Protected Securities (TIPS). However distorted the TIPS market is (and it is because of lack of inventory), the government has been able to borrow at negative rates for the last year.

Graphs sourced from the Federal Reserve Bank of St.Louis, Economic Research

7

And here’s the third, an old favorite, showing no increases in income and declining secular inflation. That’s partly because employment costs have grown at around 1.5% down from

3.0% prior to 2008.

So finally this is where inflation comes out. Less than the “Great Moderation” (how hubristic that looks), less than the inflation era and less than the 1980s growth.

So the conclusion should be why not try some inflation? Why do we fret about 3% vs. 2%? And if we had a year or so of 3% to 4% inflation, would it not be better than the lurching recovery we have?

8	Graphs sourced from the Federal Reserve Bank of St. Louis, Economic Research

3. Small Government Bad Policy: The Government sector continues to shrink, although you would hardly guess it from mainstream political debate. For most of the last two years, government expenditures, consumption, capital investment and transfer payments have fallen. All government expenditures, throwing in states and locals, stand at 19.7% compared to its 40-year average of 19.9%. State and local government spending is 3% below its 2007 level and represents 60% of all total government spending. Tax revenue has not kept up with transfers which is why the deficit increased. What should happen next? Well, keeping rates low helps fund the deficit. And it could be more easily funded with a progressive tax rate and a more sensible, loop-hole-free corporate tax rate. There. Said it.

Generally, the U.S. is on course. The recovery is maddeningly slow and takes one step back for every two forward. But it’s unlikely we will have the full setback that we had in the spring of 2010 and 2011, when most numbers rolled over. Consumer confidence is steady.
Tax revenue has not kept up	Manufacturing jobs on the rise. Productivity growth has slowed and thus implies more
with transfers which is why	labor demand. There remains stress between the rentier[4] economy, which wants high
the deficit increased. What	real rates on their savings and no in ation, and everybody else, who need more aggregate
should happen next?	demand, labor and more price in ation. Rentiers eventually lose that struggle.
Well, keeping rates low helps
fund the defecit. And it could	A Very Quick Look at China
be more easily funded with	Lower growth, lower infl ation, lower trade and current account surpluses. The challenge
a progressive tax rate and a	to rebalance the economy towards final, private consumption and away from exports and
more sensible, loop-hole-free	capital investment is immense. Right up to the 1980s, the London School of Economics
corporate tax rate.	taught that centrally planned economies were the only way to distribute growth evenly. It
There. Said it.	was not fully understood that what really mattered was a pluralistic society and restrictions on extractive institutions, like central governments, state-owned enterprises and, well, local big men. Some of these implicit trade-offs in China are coming under increased stress. It’s very difficult for China to change its growth model and reverse some of the wealth back from the state and elites to the household sector.

What would serve as a clearer signal that things were changing in China would be i) a privatization program ii) slow down in investment growth iii) evident political stability and iv) a lower savings rate. These would have profound implications for global flows on surpluses and savings but would point to more robust consumption in China. But there’s very little sign of any of that.

And for Capital Markets
Bonds
The demand for safe assets far outstrips supply. Reserve managers, pension funds, insurance companies and, importantly, collateral and capital for financial institutions all require safe, liquid debt. Yet, deteriorating fiscal conditions of choice sovereign issuers and the private sector deleveraging has meant less supply. So we continue to expect U.S.
treasuries to remain in a low and tight range. When they do move, they can do so very quickly as we saw rates move from 1.88% to 2.38% and back down to 1.98%.

1. Whipsaws in U.S. Government Treasury bonds: It’s more of the same with long duration bonds moving in tight ranges of 20bps or so. Put together the prospect of QE, the slow recovery, throw in Europe fears, and the mix supports the patter of low rates we’ve seen for the last six months. The end of Operation Twist removes about $170bn quarterly rate of buying but assuming the same patterns from the end of QE1 and QE2, this only leads to a 10bp change in fair value. So more trading to be had without any break-out.

2. MBS[5] probably remains the firmest underbid in the market. They remain steady in price with a spread of around 90bp. If there is a QE3, MBS are likely to be the target as it’s one way to stimulate the housing market. But the overall attraction is price stability in what might be tense times this summer.

3. Corporate Bonds: Spreads at around 190bp are a little higher than pre-recession levels but the market is more bifurcated now. Why? Because the banks are almost a separate asset class and investors demand a premium. Corporates are very well bid and favored by all long duration investors, especially pensions and insurance companies.

9

Equities

Much of the rally so far this year has had a sense of unease, as if the “risk on” trade was still only just better than the alternative. Market valuations have barely changed from a year ago. This is a market of earnings appreciation, dividends and dividend growth and some top line growth. It’s not a market of multiple expansions. So the focus is:

So put all this together: 1. U.S. looks the best bet from macromanagement…

1. Earnings Per Share Growth: Even stripping out the volatility of nancials (all that FICC[6] trading), we should see 10% growth this year along with cleaner financials, improved payouts and cover. Margins may come under pressure as some of the last few years’ spectacular productivity gains become too tough to pull off.

2. Europe now enters a new phase, how to stand up to Germany… it will be messy. 3. Monetary policy will remain loose but with no major changes.

2. Yes, Dividends Again: Between 1970 to 2011, dividends were 35% of SPX[7] equity gains. Even in a recovery phase, like 2009-2010, they were 10%. The yield gap ratio between equity yields and treasuries is now around 10bp. Managements remain gun shy about increasing payouts but the cash flow yields look very attractive relative to investment grade corporate bonds.

4. There’s no inflation that matters.	3. U.S. in the Fore: There’s more growth visibility in the U.S. markets, along with higher margins and more cash build up. Some markets
5. See #4	in Europe look cheap and nearly all are yielding considerably more than their own sovereigns. But there’s not enough demand to pull
6.Broad growth in the U.S. but occasional setbacks in confidence triggered by uneven demand.

these markets into higher valuations. And many companies have a long way to go to match U.S. productivity and capital management. Here’s an important valuation measure, the market value of equities and net worth of non-financial companies over Gross National Product:

I like this because it removes financials from the picture and uses net worth, thus eliminating earnings leverage. By this measure, stocks look reasonably valued, no overstretch but no 2009 bargains either. That seems a good place to put new money.

Sources:“Depression is a choice,” Steve Waldman; Martin Gilbert, Winston S. Churchill, Vol.5 ,1976; Graphs sourced from the Federal Reserve Bank of St.Louis, Economic Research; Sentinel Asset Management, Inc.

[1]	European Central Bank
[2]	Long Term Refinancing Operation
[3]	Federal Open Market Committee
[4]	someone who lives off dividends from property and investments;
[5]	Mortgage-Backed Securities
[6]	Fixed Income, Currency&Commodities
[7]	The Standard & Poor’s 500 Index is an unmanaged index of 500 widely held US equity securities chosen for market size, liquidity, and industry group representation. An investment cannot be made directly in an index.

Understanding your Sentinel Funds Financial Statements

1 Schedule of Investments

This schedule shows you which investments your fund owned on the last day of the reporting period. The schedule includes:

  a list of each investment
  the number of shares/par amount of each stock, bond or short-term note the market value of each investment
  the percentage of investments in each industry
  the percent and dollar breakdown of each category

2 Statement of Assets and Liabilities

This statement details what the fund owns (assets), what it owes (liabilities), and its net assets as of the last day of the period. If you subtract what the fund owes from what it owns, you get the fund’s net assets. For each class of shares, the net assets divided by the total number of shares outstanding gives you the price of an individual share, or the net asset value per share.

Net assets are also broken down by capital (money invested by shareholders); net investment income not yet paid to shareholders or net investment losses, if any; net gains earned on investments but not yet paid to shareholders or net losses on investments

(known as realized gains or losses); and finally gains or losses on securities still owned by the fund (known as unrealized appreciation or depreciation). This breakdown tells you the value of net assets that are performance-related, such as investment gains or losses, and the value of net assets that are not related to performance, such as shareholder investments and redemptions.

3 Statement of Operations

This statement breaks down how each fund’s net assets changed during the period as a result of the fund’s operations. It tells you how much money the fund made or lost after taking into account income, fees and expenses, and investment gains or losses. It does not include shareholder transactions and distributions. Fund operations include:

  income earned from investments
  management fees and other expenses
  gains or losses from selling investments (known as realized gains or losses)
  gains or losses on current fund holdings (known as unrealized appreciation or depreciation)

4 Statement of Changes in Net Assets

This statement shows how each fund’s net assets changed over the past two reporting periods. It details how much a fund grew or shrank as a result of:

  operations — a summary of the Statement of Operations for the most recent period distributions — income and gains distributed to shareholders capital share transactions — shareholders’ purchases, reinvestments, and redemptions

Net assets at the beginning of the period plus the sum of operations, distributions to shareholders and capital share transactions result in net assets at the end of the period.

5 Financial Highlights

This statement itemizes current period activity and statistics and provides comparison data for the last five fiscal years (or less if the fund or class is not five years old). On a per-share basis, it includes:

  share price at the beginning of the periodfi
  investment income and capital gains or losses
  income and capital gains distributions paid to shareholders share price at the end of the period

It also includes some key statistics for the period:

  total return — the overall percentage return of the fund, assuming reinvestment of all distributions expense ratio — operating expenses as a percentage of average net assets net income ratio — net investment income as a percentage of average net assets portfolio turnover — the percentage of the portfolio that was replaced during the period

Sentinel Variable Products Balanced Fund
(Unaudited)

Fund Profile (Unaudited)
at June 30, 2012

Portfolio Weightings
Asset Category	Percent of Net Assets
Domestic Common Stocks	63.7%
U.S. Government Obligations	32.5%
Foreign Stocks & ADR's	2.5%
Cash and Other	1.3%

Top 10 Equity Holdings*		Top 10 Fixed Income Holdings*
				Maturity	Percent of
Description	Percent of Net Assets	Description	Coupon	Date	Net Assets
ExxonMobil Corp.	2.1%	FNMA AO0308	3.50%	04/01/42	4.9%
Int'l. Business Machines Corp.	1.8%	FGLMC C03764	3.50%	02/01/42	4.9%
United Technologies Corp.	1.6%	FNMA AB5449	3.00%	06/01/27	3.2%
Honeywell Int'l., Inc.	1.4%	FGLMC J19197	3.00%	05/01/27	3.3%
Merck & Co., Inc.	1.3%	FGLMC G18434	3.00%	05/01/27	3.2%
American Express Co.	1.3%	FNMA AB0204	5.50%	12/01/38	3.2%
Chevron Corp.	1.2%	FNMA AB0074	5.00%	02/01/35	2.8%
Visa, Inc.	1.1%	FGLMC A79255	5.00%	11/01/37	2.7%
Microsoft Corp.	1.1%	FNMA MA1084	3.50%	06/01/32	2.3%
Verizon Communications, Inc.	1.1%	U.S. Treasury Bond	3.00%	05/15/42	2.0%
Total of Net Assets	14.0%	Total of Net Assets			32.5%

	Average Effective Duration (for all Fixed Income Holdings) 4.3 years**

	*"Top 10 Equity Holdings" and "Top 10 Fixed Income Holdings" excludes any short- term investments and money market funds. Portfolio composition and holdings are
	subject to change. More complete holdings follow.
	**The average effective duration considers the call and put date of a security and the pre- payment risk of mortgage- backed bonds to measure the sensitivity of the Fund's
	price due to changes in interest rates.

	Investment in Securities
	at June 30, 2012 (Unaudited)

		Principal			Principal			Principal
		Amount	Value		Amount	Value		Amount	Value
		(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)
	U.S. Government Obligations 32.5%			Federal National Mortgage			U.S. Treasury Obligations 2.0%
	U.S. Government Agency			Association 16.4%			U.S. Treasury Bond
	Obligations 30.5%			Mortgage- Backed Securities:			3%, 05/15/42	300 M	$ 314,250
	Federal Home Loan Mortgage			20- Year:			Total U.S. Government
	Corporation 14.1%			FNMA AB5449			Obligations
	Mortgage- Backed Securities:			3%, 06/01/27	498 M	$522,646	(Cost $5,196,312)		5,233,690
	15- Year:			FNMA MA1084					Space
	FGLMC G18434			3.5%, 06/01/32	349 M	369,256			Value
	3%, 05/01/27	497 M	$ 521,416			891,902		Shares	(Note 2)
	FGLMC J19197			30- Year:			Domestic Common Stocks 63.7%
	3%, 05/01/27	498 M	521,815	FNMA AB0074			Consumer Discretionary 6.0%
			1,043,231	5%, 02/01/35	422 M	458,923	Comcast Corp.	5,000	157,000
	30- Year:			FNMA AB0204
	FGLMC A79255			5.5%, 12/01/38	468 M	514,596	Gap, Inc.	4,300	117,648
	5%, 11/01/37	410 M	441,800	FNMA AO0308			McDonald's Corp.	1,000	88,530
	FGLMC C03764			3.5%, 04/01/42	746 M	785,533	McGraw- Hill Cos., Inc.	2,500	112,500
	3.5%, 02/01/42	743 M	783,455	Total Federal National Mortgage		1,759,052	Nike, Inc.	500	43,890
			1,225,255	Association		2,650,954	Omnicom Group, Inc.	2,500	121,500
	Total Federal Home Loan Mortgage			Total U.S. Government			Time Warner Cable, Inc.	1,200	98,520
	Corporation		2,268,486	Agency Obligations		4,919,440	Time Warner, Inc.	3,000	115,500

12				The accompanying notes are an integral part of the financial statements.

Sentinel Variable Products Balanced Fund

		Space			Space			Space
		Value			Value			Value
	Shares	(Note 2)	Shares		(Note 2)		Shares	(Note 2)
TJX Cos., Inc.	2,500	$ 107,325	Medtronic, Inc.	1,600	$ 61,968	Telecommunication Services 2.1%
		962,413	Merck & Co., Inc.	5,000	208,750	AT&T, Inc.	2,000	$ 71,320
Consumer Staples 6.8%			Pfizer, Inc.	7,500	172,500
Altria Group, Inc.	2,000	69,100	Stryker Corp.	1,000	55,100	Rogers Communications, Inc.	2,500	90,525
CVS Caremark Corp.	1,500	70,095	UnitedHealth Group, Inc.	1,000	58,500	Verizon Communications, Inc.	4,000	177,760
HJ Heinz Co.	2,000	108,760	Zimmer Holdings, Inc.	1,500	96,540			339,605
Kellogg Co.	2,500	123,325			1,495,628	Utilities 0.4%
Kraft Foods, Inc.	2,500	96,550	Industrials 10.0%			Entergy Corp.	1,000	67,890
PepsiCo, Inc.	2,000	141,320	Boeing Co.	2,000	148,600	Total Domestic Common Stocks
Philip Morris Int'l., Inc.	1,500	130,890	Canadian National Railway			(Cost $7,295,109)		10,286,177
Procter & Gamble Co.	2,900	177,625	Co.	1,800	151,884	Foreign Stocks & ADR's 2.5%
Wal- Mart Stores, Inc.	2,500	174,300	Deere & Co.	1,500	121,305	Australia 0.6%
		1,091,965	General Dynamics Corp.	1,500	98,940	BHP Billiton Ltd. ADR	1,500	97,950
Energy 7.1%			General Electric Co.	7,500	156,300	Germany 0.9%
Chevron Corp.	1,800	189,900	Honeywell Int'l., Inc.	4,000	223,360	SAP AG ADR	2,500	148,400
EOG Resources, Inc.	1,000	90,110	L- 3 Communications Holdings, Inc.	1,500	111,015	Mexico 0.7%
ExxonMobil Corp.	4,000	342,280	Northrop Grumman Corp.	1,700	108,443	America Movil SA de CV ADR	4,000	104,240
Marathon Oil Corp.	2,500	63,925	Tyco Int'l. Ltd.	1,500	79,275
McDermott Int'l., Inc.*	3,000	33,420	Union Pacific Corp.	1,000	119,310	United Kingdom 0.3%
Noble Energy, Inc.	2,000	169,640				Diageo PLC ADR	500	51,535
Schlumberger Ltd.	2,500	162,275	United Technologies Corp.	3,500	264,355	Total Foreign Stocks & ADR's
			Waste Management, Inc.	1,000	33,400	(Cost $285,089)		402,125
Transocean Ltd.	1,000	44,730			1,616,187	Institutional Money Market Funds 1.9%
Weatherford Int'l. Ltd.*	4,600	58,098	Information Technology 11.5%
		1,154,378				State Street Institutional US
			Accenture PLC	1,500	90,135	Government Money Market Fund
Financials 8.2%			Activision Blizzard, Inc.	7,500	89,925	(Cost $302,398)	302,398	302,398
ACE Ltd.	1,500	111,195				Total Investments 100.6%
American Express Co.	3,500	203,735	Check Point Software Broadcom Corp.	3,000	101,400	(Cost $13,078,908)†		16,224,390
Bank of America Corp.	5,000	40,900	Technologies Ltd.*	2,000	99,180	Excess of Liabilities Over
Bank of New York Mellon Corp.	3,800	83,410	Cisco Systems, Inc.	6,000	103,020	Other Assets (0.6)%		(89,768)
Chubb Corp.	2,000	145,640	Dell, Inc.*	5,000	62,600	Net Assets 100.0%		$ 16,134,622
Goldman Sachs Group, Inc.	1,100	105,446	EMC Corp. *	5,000	128,150
JPMorgan Chase & Co.	2,500	89,325	Intel Corp.	3,500	93,275	* Non- income producing.
MetLife, Inc.	2,000	61,700	Int'l. Business Machines Corp.	1,500	293,370
						†		Cost for federal income tax purposes is $13,078,908.
Morgan Stanley	2,500	36,475	KLA- Tencor Corp.	3,000	147,750	At June 30, 2012 unrealized appreciation for federal
PNC Financial Services			Microsoft Corp.	6,000	183,540	income tax purposes aggregated $3,145,482 of which
Group, Inc.	1,000	61,110				$3,662,744 related to appreciated securities and
The Travelers Cos., Inc.	2,000	127,680	NetApp, Inc.*	3,000	95,460	$517,262 related to depreciated securities.
US Bancorp	4,300	138,288	Seagate Technology PLC	1,400	34,622	ADR	- American Depositary Receipt
Wells Fargo & Co.	3,500	117,040	Texas Instruments, Inc.	4,000	114,760
		1,321,944	Visa, Inc.	1,500	185,445
Health Care 9.3%			Western Union Co.	2,500	42,100
Amgen, Inc.	1,000	73,040			1,864,732
Becton Dickinson & Co.	1,000	74,750	Materials 2.3%
Bristol- Myers Squibb Co.	4,000	143,800	EI Du Pont de Nemours & Co.	2,500	126,425
Celgene Corp.*	2,000	128,320	Freeport- McMoRan
Covidien PLC	2,000	107,000	Copper & Gold, Inc.	4,000	136,280
Eli Lilly & Co.	2,000	85,820	Praxair, Inc.	1,000	108,730
Gilead Sciences, Inc.*	2,500	128,200			371,435
Johnson & Johnson	1,500	101,340

The accompanying notes are an integral part of the financial statements.									13

Sentinel Variable Products Bond Fund
(Unaudited)

Fund Profile (Unaudited)
at June 30, 2012
Average Effective Duration
			Percent of				Percent of
Duration		Fixed Income Holdings		Duration		Fixed Income Holdings
Less than 1 yr.			20.0%	4 yrs. to 5.99 yrs.			9.7%
1 yr. to 2.99 yrs.			4.7%	6 yrs. to 7.99 yrs.			24.2%
3 yrs. to 3.99 yrs.			16.5%	8 yrs. and over			24.9%
Average Effective Duration (for all Fixed Income Holdings) 4.9 years**
Top 10 Holdings*
		Maturity	Percent of			Maturity	Percent of
Description	Coupon	Date	Net Assets	Description	Coupon	Date	Net Assets
FNMA AI9852	5.00%	09/01/41	6.7%	FNMA AJ4048	4.00%	10/01/41	4.5%
FGLMC C04036	4.00%	06/01/42	6.1%	FNMA AB0204	5.50%	12/01/38	4.5%
FNMA AO0308	3.50%	04/01/42	6.1%	FNMA AO0800	3.00%	04/01/27	3.8%
FNMA MA1084	3.50%	06/01/32	5.4%	U.S. Treasury Bond	1.75%	05/15/22	3.2%
FGLMC C03764	3.50%	02/01/42	4.5%	FNMA AO3086	3.00%	06/01/27	3.0%
				Total of Net Assets			47.8%

* "Top 10 Holdings" excludes any short- term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.
**The average effective duration considers the call and put date of a security and the pre- payment risk of mortgage- backed bonds to measure the sensitivity of the Fund's price due to changes in interest rates.

Investment in Securities
at June 30, 2012 (Unaudited)

Principal				Principal			Principal
Amount		Value		Amount	Value		Amount	Value
(M=$1,000)		(Note 2)		(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)
U.S. Government Obligations 72.0%			20- Year:			Government National Mortgage
U.S. Government Agency Obligations 66.0%			FNMA AK5688			Corporation 0.1%
Federal Home Loan Mortgage			3%, 03/01/27	1,962 M	$ 2,060,075	Mortgage- Backed Securities:
Corporation 21.9%			FNMA AO3086			15- Year:
Mortgage- Backed Securities:			3%, 06/01/27	1,991 M	2,090,451	GNMA 679437X
15- Year:			FNMA MA1084			6%, 11/15/22	58 M	$ 63,825
			3.5%, 06/01/32	3,489 M	3,692,558	Total U.S. Government
FGLMC E03092					7,843,084	Agency Obligations		45,570,740
3%, 04/01/27	1,474 M	$ 1,548,895				U.S. Treasury Obligations 6.0%
FGLMC J19197			25- Year:
3%, 05/01/27	1,991 M	2,087,260	FNMA 735703			U.S. Treasury Bond
FGLMC G18434			5%, 04/01/29	1,360 M	1,485,870	1.75%, 05/15/22	2,200 M	2,218,218
3%, 05/01/27	1,990 M	2,085,663	30- Year:			U.S. Treasury
		5,721,818	FNMA AB0074			3%, 05/15/42	1,800 M	1,885,500
30- Year:			5%, 02/01/35	1,265 M	1,376,769	Total U.S. Treasury
			FNMA AB0204			Obligations		4,103,718
FGLMC C03764 3.5%, 02/01/42	2,971 M	3,133,822	5.5%, 12/01/38	2,808 M	3,087,575	Total U.S. Government
			FNMA AI9852			Obligations
FGLMC C09002 3%, 06/01/42	2,000 M	2,047,446	5%, 09/01/41	4,252 M	4,656,590	(Cost $49,334,038)		49,674,458
FGLMC C04036			FNMA AJ4048			Corporate Bonds 20.5%
4%, 06/01/42	4,000 M	4,253,944	4%, 10/01/41	2,905 M	3,114,832	Basic Industry 0.8%
		9,435,212	FNMA AJ7689			Int'l. Paper Co.
Total Federal Home Loan Mortgage			4%, 12/01/41	1,880 M	2,005,532	4.75%, 02/15/22	500 M	546,809
Corporation		15,157,030	FNMA AO0308			Capital Goods 2.8%
Federal National Mortgage			3.5%, 04/01/42	3,981 M	4,189,508	Joy Global, Inc.
Association 44.0%					18,430,806	5.125%, 10/15/21	875 M	962,371
			Total Federal National Mortgage
Mortgage- Backed Securities:			Association		30,349,885	L- 3 Communications Corp.
15- Year:						4.95%, 02/15/21	875 M	947,943
FNMA AO0800								1,910,314
3%, 04/01/27	2,467 M	2,590,125
			The accompanying notes are an integral part of the financial statements.

Sentinel Variable Products Bond Fund

	Principal			Principal
	Amount	Value		Amount	Value
	(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)
Consumer Cyclical 0.7%			GSMS 07- GG10 A4
Macy's Retail Holdings, Inc.			5.9788%, 08/10/45	650 M	$ 724,002
3.875%, 01/15/22	500 M	$ 526,713	JPMCC 06- LDP8 AM
			5.44%, 05/15/45	780 M	839,977
Consumer Non- Cyclical 3.4%			Total Commercial Mortgage- Backed
ADT Corp.			Securities
3.5%, 07/15/22(a)	750 M	754,100	(Cost $2,153,244)		2,323,757
Pernod Ricard SA
4.45%, 01/15/22(a)	1,000 M	1,038,162		Principal
SABMiller Holdings, Inc.				Amount	Value
3.75%, 01/15/22(a)	500 M	532,795		(M=$1,000)	(Note 2)
		2,325,057	Corporate Short- term Notes 4.3%
Energy 0.2%			Nestle Capital Corp.
			0.02%, 07/05/12
Newfield Exploration Co.			(Cost $2,999,993)	3,000 M	2,999,993
5.75%, 01/30/22	125 M	131,250
Financials 1.9%					Space
Ally Financial, Inc.					Value
5.5%, 02/15/17	750 M	762,575		Shares	(Note 2)
Int'l. Lease Finance Corp.			Institutional Money Market Funds 3.4%
6.5%, 09/01/14(a)	500 M	530,000	State Street Institutional US
		1,292,575	Government Money Market Fund
Health Care 1.5%			(Cost $2,330,861)	2,330,861	2,330,861
Cigna Corp.			Total Investments 103.6%
4%, 02/15/22	1,000 M	1,044,905	(Cost $70,183,959)†		71,487,223
Insurance 3.1%			Excess of Liabilities Over
CNA Financial Corp.			Other Assets (3.6)%		(2,471,369)
5.75%, 08/15/21	800 M	880,624
Prudential Financial, Inc.			Net Assets 100.0%		$ 69,015,854
4.5%, 11/16/21	500 M	519,939
XL Group Ltd.
5.75%, 10/01/21	650 M	720,404	† Cost for federal income tax purposes is $70,183,959.
		2,120,967	At June 30, 2012 unrealized appreciation for federal
			income tax purposes aggregated $1,303,264 of which
Media 2.6%			$1,314,065 related to appreciated securities and
			$10,801 related to depreciated securities.
Dish DBS Corp.
6.75%, 06/01/21	500 M	542,500	(a) Security exempt from registration under Rule 144A of
NBCUniversal Media LLC			the Securities Act of 1933, as amended. These
			securities may be resold in transactions exempt from
4.375%, 04/01/21	1,000 M	1,102,142	registration, normally to qualified institutional
XM Satellite Radio, Inc.			buyers. At June 30, 2012, the market value of rule
7.625%, 11/01/18(a)	125 M	135,000	144A securities amounted to $2,990,057 or 4.33% of
		1,779,642	net assets.
Real Estate 1.3%
Health Care Reality, Inc.
4.95%, 01/15/21	875 M	919,379
Telecommunications 2.2%
MetroPCS Wireless, Inc.
6.625%, 11/15/20	500 M	493,750
Verizon Communications, Inc.
3.5%, 11/01/21	1,000 M	1,066,793
		1,560,543
Total Corporate Bonds
(Cost $13,365,823)		14,158,154
Commercial Mortgage- Backed Securities 3.4%
CSFB 05- C4 AJ
5.19%, 08/15/38	500 M	506,249
CSFB 05- C6 AJ
5.23%, 12/15/40	250 M	253,529

The accompanying notes are an integral part of the fiancial statements.						15

Sentinel Variable Products Common Stock Fund
(Unaudited)

Fund Profile (Unaudited)
at June 30, 2012
Top Sectors*
Sector	Percent of Net Assets	Sector	Percent of Net Assets
Information Technology	16.4%	Consumer Discretionary	10.4%
Health Care	14.7%	Consumer Staples	10.3%
Financials	13.5%	Materials	3.9%
Industrials	13.0%	Telecommunication Services	3.4%
Energy	11.9%	Utilities	0.4%
Top 10 Holdings**
Description	Percent of Net Assets	Description	Percent of Net Assets
ExxonMobil Corp.	2.8%	Procter & Gamble Co.	1.8%
Chevron Corp.	2.1%	Honeywell Int'l., Inc.	1.8%
Int'l. Business Machines Corp.	2.0%	PepsiCo, Inc.	1.8%
United Technologies Corp.	1.9%	Johnson & Johnson	1.7%
Comcast Corp.	1.9%	The Travelers Cos., Inc.	1.6%
		Total of Net Assets	19.4%

*"Top Sectors" includes Domestic Common Stocks, Domestic Exchange Traded Funds and Foreign Stocks & ADRs.
**"Top 10 Holdings" excludes any short- term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Investment in Securities
at June 30, 2012 (Unaudited)

		Space			Space			Space
		Value			Value			Value
	Shares	(Note 2)		Shares	(Note 2)		Shares	(Note 2)
Domestic Common Stocks 92.9%			Chevron Corp.	40,000	$ 4,220,000	Toronto- Dominion Bank	25,000	$ 1,955,750
Consumer Discretionary 10.4%			EOG Resources, Inc.	15,000	1,351,650	US Bancorp	75,000	2,412,000
Comcast Corp.	120,000	$ 3,768,000	ExxonMobil Corp.	65,000	5,562,050	Wells Fargo & Co.	70,000	2,340,800
Gap, Inc.	91,900	2,514,384	Marathon Oil Corp.	50,000	1,278,500			25,503,386
McDonald's Corp.	15,000	1,327,950	Marathon Petroleum			Health Care 13.6%
McGraw- Hill Cos., Inc.	40,000	1,800,000	Corp.	25,000	1,123,000	Aetna, Inc.	30,000	1,163,100
Nike, Inc.	10,000	877,800	McDermott Int'l., Inc.*	76,300	849,982	Amgen, Inc.	30,000	2,191,200
Omnicom Group, Inc.	40,000	1,944,000	Noble Energy, Inc.	35,000	2,968,700	Becton Dickinson & Co.	20,000	1,495,000
Staples, Inc.	45,000	587,250	Schlumberger Ltd.	30,000	1,947,300	Bristol- Myers Squibb Co.	65,000	2,336,750
Time Warner Cable, Inc.	35,000	2,873,500	Transocean Ltd.	18,000	805,140	Celgene Corp.*	15,000	962,400
Time Warner, Inc.	75,000	2,887,500	Weatherford Int'l. Ltd.*	63,800	805,794	Covidien PLC	25,000	1,337,500
TJX Cos., Inc.	50,000	2,146,500	Financials 12.8%		23,683,191	Eli Lilly & Co.	25,000	1,072,750
		20,726,884				Forest Laboratories, Inc.*	20,000	699,800
Consumer Staples 9.8%			ACE Ltd.	23,000	1,704,990	Gilead Sciences, Inc.*	35,000	1,794,800
Altria Group, Inc.	50,000	1,727,500	American Express Co.	43,100	2,508,851	Johnson & Johnson	50,000	3,378,000
CVS Caremark Corp.	30,000	1,401,900	Bank of America Corp.	100,000	818,000	Medtronic, Inc.	36,200	1,402,026
HJ Heinz Co.	30,000	1,631,400	Bank of New York Mellon Corp.	50,000	1,097,500	Merck & Co., Inc.	60,000	2,505,000
Kellogg Co.	25,000	1,233,250	Chubb Corp.	30,000	2,184,600	Mettler- Toledo Int'l. Inc. ,*	4,800	748,080
Kraft Foods, Inc.	45,000	1,737,900	CME Group, Inc.	4,500	1,206,495	Pfizer, Inc.	125,000	2,875,000
PepsiCo, Inc.	50,000	3,533,000
Philip Morris Int'l., Inc.	25,000	2,181,500	Goldman Sachs Group,Inc.	15,000	1,437,900	Stryker Corp.	10,000	551,000
Procter & Gamble Co.	60,000	3,675,000	JPMorgan Chase & Co.	40,000	1,429,200	UnitedHealth Group, Inc.	15,000	877,500
Wal- Mart Stores, Inc.	35,000	2,440,200	MetLife, Inc.	40,000	1,234,000	Zimmer Holdings, Inc.	25,000	1,609,000
		19,561,650	Morgan Stanley	62,500	911,875			26,998,906
Energy 11.9%			PNC Financial Services			Industrials 13.0%
Apache Corp.	17,500	1,538,075	Group, Inc.	17,500	1,069,425	Babcock & Wilcox Co.*	40,000	980,000
Baker Hughes, Inc.	30,000	1,233,000	The Travelers Cos., Inc.	50,000	3,192,000	Boeing Co.	20,000	1,486,000

			The accompanying notes are an integral part of the financial statements.

Sentinel Variable Products Common Stock Fund

		Space			Space	† Cost for federal income tax purposes is $152,173,167.
						At June 30, 2012 unrealized appreciation for federal
		Value			Value	income tax purposes aggregated $47,103,262 of
	Shares	(Note 2)		Shares	(Note 2)	which $57,619,472 related to appreciated securities
Canadian National			Utilities 0.4%			and $10,516,210 related to depreciated securities.
Railway Co.	23,100	$ 1,949,179	Entergy Corp.	10,000	$ 678,900	ADR - American Depositary Receipt
Deere & Co.	20,000	1,617,400	Total Domestic Common Stocks			SPDR - Standard & Poor's Depository Receipts
General Dynamics Corp.	25,000	1,649,000	(Cost $140,034,736)		185,071,205
General Electric Co.	100,000	2,084,000	Domestic Exchange Traded Funds 0.7%
Honeywell Int'l., Inc.	65,000	3,629,600	Financials 0.7%
L- 3 Communications			SPDR KBW Regional Banking*
Holdings, Inc.	15,000	1,110,150	(Cost $1,057,149)	50,000	1,369,000
Northrop Grumman Corp.	30,000	1,913,700
Tyco Int'l. Ltd.	30,000	1,585,500	Foreign Stocks & ADR's 4.3%
Union Pacific Corp.	12,000	1,431,719	Australia 0.8%
United Technologies			BHP Billiton Ltd. ADR	25,000	1,632,500
Corp.	50,000	3,776,500	Germany 1.2%
Verisk Analytics, Inc.*	30,000	1,477,800	SAP AG ADR	40,000	2,374,400
Waste Management, Inc.	35,000	1,169,000	Israel 0.5%
		25,859,548	Teva Pharmaceutical
Information Technology 15.2%			Industries Ltd. ADR	27,500	1,084,600
Accenture PLC	45,000	2,704,050	Mexico 0.7%
Activision Blizzard, Inc.	108,500	1,300,915	America Movil SA de CV
Broadcom Corp.	50,000	1,690,000	ADR	50,000	1,303,000
Check Point Software			Switzerland 0.6%
Technologies Ltd.*	40,000	1,983,600	Novartis AG ADR	20,000	1,118,000
Cisco Systems, Inc.	75,000	1,287,750	United Kingdom 0.5%
Dell, Inc.*	75,000	939,000	Diageo PLC ADR	10,000	1,030,700
EMC Corp.*	100,000	2,563,000	Total Foreign Stocks & ADR's
Hewlett- Packard Co.	25,000	502,750	(Cost $6,788,258)		8,543,200
Intel Corp.	60,000	1,599,000	Institutional Money Market Funds 0.5%
Int'l. Business Machines Corp.	20,000	3,911,600	State Street Institutional US Government Money Market Fund
KLA- Tencor Corp.	30,000	1,477,500	(Cost $1,093,047)	1,093,047	1,093,047
Microsoft Corp.	85,000	2,600,150		Principal
				Amount	Value
NetApp, Inc.*	37,000	1,177,340		(M=$1,000)	(Note 2)
Seagate Technology PLC	30,000	741,900	Corporate Short- term Notes 0.6%
Texas Instruments, Inc.	85,000	2,438,650	Chevron Oil Finance
Visa, Inc.	17,500	2,163,525	0.08%, 07/03/12
Western Union Co.	75,000	1,263,000	(Cost $1,199,995)	1,200 M	1,199,995
		30,343,730	U. S. Government Obligations 1.0%
Materials 3.1%			Federal Home Loan Mortgage Corporation 1.0%
EI Du Pont de Nemours & Co.	40,000	2,022,800	Agency Discount Notes:
			0.04%, 07/09/12
Freeport- McMoRan			(Cost $1,999,982)	2,000 M	1,999,982
Copper & Gold, Inc.	70,000	2,384,900	Total Investments 100.0%
Praxair, Inc.	17,000	1,848,410	(Cost $152,173,167)†		199,276,429
		6,256,110
Telecommunication Services 2.7%			Other Assets in Excess of
AT&T, Inc.	40,000	1,426,400	Liabilities 0.0%		67,122
Rogers Communications, Inc.	50,000	1,810,500	Net Assets 100.0%		$ 199,343,551
Verizon Communications, Inc.	50,000	2,222,000	* Non- income producing.
		5,458,900

The accompanying notes are an integral part of the financial statements.

17

	Sentinel Variable Products Mid Cap Fund
	(Unaudited)

	Fund Profile (Unaudited)
	at June 30, 2012
	Top Sectors*
	Sector			Percent of Net Assets	Sector			Percent of Net Assets
	Information Technology			18.2%	Energy				7.4%
	Industrials			17.1%	Consumer Staples				4.7%
	Health Care			13.8%	Materials				4.4%
	Consumer Discretionary			13.5%	Utilities				1.1%
	Financials			12.2%	Telecommunication Services				0.6%

	Top 10 Holdings**
	Description			Percent of Net Assets	Description			Percent of Net Assets
	Flowers Foods, Inc.			1.5%	LKQ Corp.				1.3%
	Church & Dwight Co., Inc.			1.4%	Dick's Sporting Goods, Inc.				1.3%
	Plains Exploration & Production Co.			1.4%	IDEX Corp.				1.3%
	NICE Systems Ltd.			1.4%	Ametek, Inc.				1.3%
	Flowserve Corp.			1.3%	Tractor Supply Co.				1.3%
					Total of Net Assets				13.5%

	*"Top Sectors" includes Domestic Common Stocks, Foreign Stocks & ADRs and Real Estate Investment Trusts.
	**"Top 10 Holdings" excludes any short- term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings
	follow.

	Investment in Securities
	at June 30, 2012 (Unaudited)
			Space			Space			Space
			Value			Value			Value
	Shares		(Note 2)		Shares	(Note 2)		Shares	(Note 2)
	Domestic Common Stocks 90.2%			Newfield Exploration Co.*	2,600	$ 76,206	WR Berkley Corp.	2,590	$ 100,803
	Consumer Discretionary 13.5%			Oil States Int'l., Inc.*	1,080	71,496	Zions Bancorporation	7,470	145,067
	Ascena Retail Group, Inc.*	8,490	$ 158,084	Plains Exploration &					1,826,972
	BorgWarner, Inc.*	1,430	93,794	Production Co.*	6,280	220,930	Health Care 13.1%
	Dana Holding Corp.	8,098	103,735	SM Energy Co.	1,180	57,950	Bio- Rad Laboratories, Inc.*	1,080	108,011
	Darden Restaurants, Inc.	3,150	159,484	Superior Energy Services, Inc.*	8,536	172,683	Catalyst Health Solutions, Inc.*	1,070	99,981
	Dick's Sporting Goods, Inc.	4,230	203,040	Tidewater, Inc.	3,410	158,088	Dentsply Int'l., Inc.	3,970	150,106
	Dollar Tree, Inc.*	3,600	193,680	Weatherford Int'l. Ltd.*	6,740	85,126	Endo Pharmaceuticals
	Guess? Inc	3,720	112,976			1,175,641	Holdings, Inc.*	3,190	98,826
	Hanesbrands, Inc.*	4,020	111,475	Financials 11.5%			Henry Schein, Inc.*	1,940	152,271
	Jarden Corp.	3,290	138,246	Affiliated Managers Group,			Hologic, Inc.*	4,450	80,278
	LKQ Corp.*	6,130	204,742	Inc.*	1,190	130,246	IDEXX Laboratories, Inc.*	1,710	164,382
	Morningstar, Inc.	2,510	145,178	City National Corp/CA	3,430	166,629	Illumina, Inc.*	1,700	68,663
	PVH Corp.	2,420	188,252	East West Bancorp, Inc.	7,140	167,504	Life Technologies Corp.*	3,600	161,964
	Texas Roadhouse, Inc.	6,800	125,324	Endurance Specialty Holdings Ltd.	3,630	139,102	Masimo Corp.*	6,500	145,470
	Tractor Supply Co.	2,400	199,344				Mednax, Inc.*	2,240	153,530
			2,137,354	Everest Re Group Ltd.	1,480	153,165	Mettler- Toledo Int'l., Inc.*	650	101,302
	Consumer Staples 4.7%			HCC Insurance Holdings, Inc.	6,010	188,714	Quality Systems, Inc.	4,050	111,415
	Church & Dwight Co., Inc.	4,070	225,763	Invesco Ltd.	3,460	78,196	Resmed, Inc.*	6,210	193,752
	Energizer Holdings, Inc.*	1,250	94,062	MSCI, Inc.*	2,390	81,308	Techne Corp.	2,120	157,304
	Flowers Foods, Inc.	10,316	239,641	New York Community
	Nu Skin Enterprises, Inc.	4,140	194,166	Bancorp, Inc.	10,011	125,438	Varian Medical Systems, Inc.*	2,240	136,125
			753,632	Northern Trust Corp.	2,540	116,891			2,083,380
	Energy 7.4%						Industrials 17.1%
	CARBO Ceramics, Inc.	1,050	80,567	Raymond James Financial, Inc.	4,570	156,477	Ametek, Inc.	4,010	200,139
	Core Laboratories NV	1,240	143,716	Signature Bank*	1,270	77,432	Cintas Corp.	4,190	161,776
	Dril- Quip, Inc.*	1,660	108,879

18				The accompanying notes are an integral part of the financial statements.

Sentinel Variable Products Mid Cap Fund

		Space			Space
		Value			Value
Shares		(Note 2)		Shares	(Note 2)
Copart, Inc.*	6,910	$ 163,698	Utilities 1.1%
Donaldson Co., Inc.	5,160	172,189	ITC Holdings Corp.	2,520	$ 173,653
Flowserve Corp.	1,800	206,550	Total Domestic Common Stocks
Gardner Denver, Inc.	1,600	84,656	(Cost $11,439,539)		14,318,894
Genesee & Wyoming, Inc.*	1,630	86,129	Foreign Stocks & ADR's 2.1%
IDEX Corp.	5,190	202,306	Israel 1.4%
IHS, Inc.*	1,500	161,595	NICE Systems Ltd. ADR*	5,895	215,756
			United Kingdom 0.7%
Jacobs Engineering Group, Inc.*	3,510	132,889	Shire Ltd. ADR	1,360	117,491
			Total Foreign Stocks & ADR's
JB Hunt Transport Services, Inc.	2,200	131,120	(Cost $209,136)		333,247
Joy Global, Inc.	1,480	83,960	Real Estate Investment Trusts 0.7%
			Financials 0.7%
MSC Industrial Direct Co.,Inc.	2,240	146,832	Home Properties, Inc.(a)	1,760	107,994
Quanta Services, Inc.*	6,850	164,880	Total Real Estate Investment Trusts
Regal- Beloit Corp	2,540	158,140	(Cost $67,566)		107,994
Roper Industries, Inc. .	1,400	138,012	Institutional Money Market Funds 2.0%
Stericycle, Inc.*	1,785	163,631	State Street Institutional US
			Government Money Market Fund
Waste Connections, Inc.	5,430	162,466	(Cost $322,101)	322,101	322,101
		2,720,968
Information Technology 16.8%				Principal
				Amount	Value
Altera Corp.	2,130	72,079		(M=$1,000)	(Note 2)
ANSYS, Inc.*	2,510	158,406	Corporate Short- term Notes 4.4%
Citrix Systems, Inc.*	1,250	104,925	Nestle Capital Corp.
Dolby Laboratories, Inc.*	3,900	161,070	0.02%, 07/05/12
FLIR Systems, Inc.	4,590	89,505	(Cost $699,998)	700 M	699,998
Informatica Corp.*	3,220	136,399	Total Investments 99.4%
Jack Henry & Associates,			(Cost $12,738,340)†		15,782,234
Inc.	3,960	136,699	Other Assets in Excess of
Microchip Technology, Inc.	4,200	138,936	Liabilities 0.6%		90,822
Micros Systems, Inc.*	3,890	199,168
NeuStar, Inc.*	4,600	153,640	Net Assets 100.0%		$ 15,873,056
Nuance Communications, Inc.*	6,350	151,257	*	Non- income producing.
Open Text Corp.*	3,370	168,163	†	Cost for federal income tax purposes is $12,738,340.
			At June 30, 2012 unrealized appreciation for federal
Plantronics, Inc.	4,110	137,274	income tax purposes aggregated $3,043,894 of which
Polycom, Inc.*	9,190	96,679	$3,621,159 related to appreciated securities and
Power Integrations, Inc.	4,410	164,493	$577,265 related to depreciated securities.
QLIK Technologies, Inc.*	6,400	141,568	(a) Return of capital paid during the fiscal period.
Riverbed Technology, Inc.*	8,110	130,977	ADR	- American Depositary Receipt
Semtech Corp.*	6,830	166,106
Trimble Navigation Ltd.*	3,300	151,833
		2,659,177
Materials 4.4%
AptarGroup, Inc.	3,510	179,186
Ecolab, Inc.	2,480	169,954
Rockwood Holdings, Inc.	3,900	172,965
Steel Dynamics, Inc.	14,450	169,787
		691,892
Telecommunication Services 0.6%
tw telecom, Inc.*	3,750	96,225

The accompanying notes are an integral part of the financial statements.						19

	Sentinel Variable Products Small Company Fund
	(Unaudited)

	Fund Profile (Unaudited)
	at June 30, 2012
	Top Sectors*
	Sector			Percent of Net Assets	Sector			Percent of Net Assets
	Information Technology			19.9%	Financials				12.1%
	Industrials			19.6%	Energy				5.5%
	Consumer Discretionary			14.7%	Consumer Staples				5.2%
	Health Care			14.3%	Materials				3.9%
					Utilities				1.0%

	Top 10 Holdings**
	Description			Percent of Net Assets	Description			Percent of Net Assets
	NICE Systems Ltd.			1.9%	IDEX Corp.				1.4%
	Hain Celestial Group, Inc.			1.5%	Iconix Brand Group, Inc.				1.4%
	Flowers Foods, Inc.			1.5%	Diodes, Inc.				1.4%
	Open Text Corp.			1.5%	Actuant Corp.				1.3%
	Haemonetics Corp.			1.4%	Jack Henry & Associates, Inc.				1.3%
					Total of Net Assets				14.6%

	*"Top Sectors" includes Domestic Common Stocks, Foreign Stocks & ADRs and Real Estate Investment Trusts.
	**"Top 10 Holdings" excludes any short- term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings
	follow.

	Investment in Securities
	at June 30, 2012 (Unaudited)
			Space			Space			Space
			Value			Value			Value
		Shares	(Note 2)		Shares	(Note 2)		Shares	(Note 2)
	Domestic Common Stocks 90.8%			Energy 5.5%			Cyberonics, Inc.*	13,700	$ 615,678
	Consumer Discretionary 14.7%			CARBO Ceramics, Inc.	5,200	$ 398,996	Haemonetics Corp.*	10,500	778,155
	Ascena Retail Group, Inc.*	30,200	$ 562,324	Dril- Quip, Inc.*	8,400	550,956	HMS Holdings Corp.*	12,400	413,044
	Buffalo Wild Wings, Inc.*	5,700	493,848	Key Energy Services, Inc.*	38,500	292,600	ICU Medical, Inc.*	9,600	512,448
	Dana Holding Corp.	38,400	491,904	Oil States Int'l., Inc.*	5,100	337,620	Integra LifeSciences
	Express, Inc.*	24,200	439,714	Resolute Energy Corp.*	47,700	456,489	Holdings Corp.*	14,200	527,956
	Iconix Brand Group, Inc.*	44,000	768,680				Masimo Corp.*	22,500	503,550
	LKQ Corp.*	8,400	280,560	Superior Energy Services, Inc.*	27,658	559,522	Myriad Genetics, Inc.*	22,200	527,694
	Men's Wearhouse, Inc.	17,700	498,078	Tidewater, Inc.	9,800	454,328	NuVasive, Inc.*	5,100	129,336
	Monro Muffler Brake, Inc.	19,500	648,180			3,050,511	NxStage Medical, Inc.*	28,800	482,688
	Morningstar, Inc.	8,100	468,504	Financials 9.5%			Quality Systems, Inc.	14,100	387,891
	Penn National Gaming, Inc.*	15,100	673,309	City National Corp/CA	12,300	597,534	Sirona Dental Systems, Inc.*	11,000	495,110
	Steven Madden Ltd.*	15,400	488,950	East West Bancorp, Inc.	25,100	588,846	Techne Corp.	8,900	660,380
	Texas Roadhouse, Inc.	37,300	687,439	Endurance Specialty Holdings Ltd.	18,900	724,248	Volcano Corp.*	16,100	461,265
	Vitamin Shoppe, Inc.*	11,700	642,681	Evercore Partners, Inc.	30,000	701,700	West Pharmaceutical Services, Inc.	10,100	509,949
	Warnaco Group, Inc.*	8,100	344,898	HCC Insurance Holdings, Inc.	17,500	549,500			7,427,262
	Wolverine World Wide, Inc.	16,900	655,382	Iberiabank Corp.	6,100	307,745	Industrials 19.6%
			8,144,451	ProAssurance Corp.	5,600	498,904	Actuant Corp.	27,400	744,184
	Consumer Staples 5.2%			Prosperity Bancshares, Inc.	9,300	390,879	Aerovironment, Inc.*	12,500	328,875
	Casey's General Stores, Inc.	11,000	648,890	Stifel Financial Corp.*	19,800	611,820	Clarcor, Inc.	14,100	679,056
	Flowers Foods, Inc.	35,800	831,634	SVB Financial Group*	4,700	275,984	Copart, Inc.*	29,800	705,962
	Hain Celestial Group, Inc.*	15,300	842,111			5,247,160	Esterline Technologies Corp.*	6,000	374,100
	Nu Skin Enterprises, Inc.	12,200	572,180	Health Care 13.4%			Forward Air Corp.	9,500	306,565
			2,894,815	Akorn, Inc.*	1,400	22,078	Gardner Denver, Inc.	5,100	269,841
				Bio- Rad Laboratories, Inc.*	4,000	400,040

20					The accompanying notes are an integral part of the financials tatements.

SentinelVariableProductsSmallCompanyFund

		Space			Space
		Value			Value
	Shares	(Note 2)		Shares	(Note 2)
Genesee & Wyoming, Inc.*	9,200	$ 486,128	ITC Holdings Corp.	4,000	$ 275,640
					580,749
Healthcare Services Group, Inc.	36,950	716,091	Total Domestic Common Stocks
Heartland Express, Inc.	20,800	297,648	(Cost $39,270,190)		50,392,707
Hub Group Inc. . *	11,400	412,680	Foreign Stocks & ADR's 2.8%
IDEX Corp.	19,800	771,804	Ireland 0.9%
II- VI, Inc.*	30,500	508,435	ICON PLC ADR*	22,500	506,925
Kaydon Corp.	2,100	44,919	Israel 1.9%
Middleby Corp.*	6,500	647,465	NICE Systems Ltd. ADR*	28,600	1,046,760
			Total Foreign Stocks & ADR's
			(Cost $1,329,934)		1,553,685
MSC Industrial Direct Co.,Inc.	3,800	249,090	Real Estate Investment Trusts 2.6%
Portfolio Recovery Associates, Inc.*	6,800	620,568	Financials 2.6%
Regal- Beloit Corp.	9,700	603,922	BioMed Realty Trust, Inc.	23,700	442,716
Ritchie Bros Auctioneers, Inc.	22,400	476,000	Corporate Office Properties Trust(a)	21,500	505,465
Toro Co.	7,000	513,030	Home Properties, Inc.(a)	8,200	503,152
			Total Real Estate Investment Trusts
Wabtec Corp.	7,400	577,274	(Cost $1,302,001)		1,451,333
Waste Connections, Inc.	17,200	514,624
		10,848,261	Institutional Money Market Funds 1.9%
Information Technology 18.0%			State Street Institutional US Government Money Market Fund
Acme Packet, Inc.*	20,300	378,595	(Cost $1,027,258)	1,027,258	1,027,258
CommVault Systems, Inc.*	9,800	485,786		Principal
Constant Contact, Inc.*	14,700	262,836		Amount	Value
Diodes, Inc.*	40,700	763,939		(M=$1,000)	(Note 2)
Hittite Microwave Corp.*	10,100	516,312	U.S. Government Obligations 1.8%
j2 Global, Inc.	26,300	694,846	Federal Home Loan Mortgage Corporation 1.8%
Jack Henry & Associates, Inc.	21,000	724,920	Agency Discount Notes:
			0.02%, 07/10/12
			(Cost $999,995)	1,000 M	999,995
Micros Systems, Inc.*	11,800	604,160	Total Investments 99.9%
NeuStar, Inc.*	16,100	537,740	(Cost $43,929,378)†		55,424,978
Open Text Corp.*	16,400	818,360
Plantronics, Inc.	19,900	664,660	Other Assets in Excess of
Power Integrations, Inc.	19,300	719,890	Liabilities 0.1%		40,648

Progress Software Corp.*	34,500	720,015	Net Assets 100.0%		$ 55,465,626
QLIK Technologies, Inc.*	22,300	493,276	* Non- income producing.
Rofin- Sinar Technologies,Inc.*	26,600	503,538	† Cost for federal income tax purposes is $43,929,378.
Semtech Corp.*	21,500	522,880	At June 30, 2012 unrealized appreciation for federal
			income tax purposes aggregated $11,495,600 of
SolarWinds, Inc.*	13,700	596,772	which $13,394,550 related to appreciated securities
		10,008,525	and $1,898,950 related to depreciated securities.
Materials 3.9%			(a) Return of capital paid during the fiscal period.
AptarGroup, Inc.	11,000	561,550	ADR - American Depositary Receipt
NewMarket Corp.	1,300	281,580
Rockwood Holdings, Inc.	7,600	337,060
Sensient Technologies Corp.	12,100	444,433
Steel Dynamics, Inc.	48,200	566,350
		2,190,973
Utilities 1.0%
Atmos Energy Corp.	8,700	305,109

The accompanying notes are an integral part of the financial statements.						21

Statement of Assets and Liabilities
at June 30, 2012 (Unaudited)

	SVP	SVP	SVP
	Balanced	Bond	Common Stock
	Fund	Fund	Fund
Assets
Investments at value	$16,224,390	$71,487,223	$199,276,429
Receivable for securities sold	818,864	11,068,889	–
Receivable for fund shares sold	–	7,181	4,162
Receivable for dividends and interest	31,499	353,239	277,933
Total Assets	17,074,753	82,916,532	199,558,524

Liabilities
Payable for securities purchased	882,781	13,826,968	–
Payable for fund shares repurchased	38,246	21,057	62,575
Accrued expenses	10,594	24,243	56,855
Management fee payable	7,201	22,728	79,619
Fund service fee payable	1,309	5,682	15,924
Total Liabilities	940,131	13,900,678	214,973
Net Assets	$16,134,622	$69,015,854	$199,343,551
Shares Outstanding	1,285,003	6,631,141	13,564,778
Net Asset Value and Maximum
Offering Price Per Share	$12.56	$10.41	$14.70

Net Assets Represent
Shares of beneficial interest at par value	$1,285	$6,631	$13,565
Paid- in capital	12,407,958	65,493,938	148,413,566
Accumulated undistributed net investment income (loss)	111,433	789,560	1,688,570
Accumulated undistributed net realized gain (loss) on
investments and foreign exchange	468,450	1,422,461	2,124,372
Unrealized appreciation (depreciation) of investments and foreign
exchange	3,145,496	1,303,264	47,103,478
Net Assets	$16,134,622	$69,015,854	$199,343,551
Investments at Cost	$13,078,908	$70,183,959	$152,173,167

Amounts designated as “- “ are either $0 or have been rounded to $0.

22 The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

	SVP	SVP
	Mid Cap	Small Company
	Fund	Fund
Assets
Investments at value	$15,782,234	$55,424,978
Receivable for securities sold	168,479	112,363
Receivable for fund shares sold	1,799	7,841
Receivable for dividends and interest	7,951	35,729
Total Assets	15,960,463	55,580,911

Liabilities
Payable for securities purchased	48,611	66,182
Payable for fund shares repurchased	22,699	700
Accrued expenses	8,407	21,623
Management fee payable	6,408	22,317
Fund service fee payable	1,282	4,463
Total Liabilities	87,407	115,285
Net Assets	$15,873,056	$55,465,626
Shares Outstanding	1,347,575	3,620,688
Net Asset Value and Maximum
Offering Price Per Share	$11.78	$15.32

Net Assets Represent
Shares of beneficial interest at par value	$1,348	$3,621
Paid- in capital	13,668,387	40,222,985
Accumulated undistributed net investment income (loss)	(1,089)	128,570
Accumulated undistributed net realized gain (loss) on
investments	(839,484)	3,614,850
Unrealized appreciation (depreciation) of investments	3,043,894	11,495,600
Net Assets	$15,873,056	$55,465,626
Investments at Cost	$12,738,340	$43,929,378

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the fiscal six months ended June 30, 2012 (Unaudited)

	SVP	SVP	SVP
	Balanced	Bond	Common Stock
	Fund	Fund	Fund
Investment Income
Dividends	$129,363 *	$2	$2,405,360 *
Interest	47,807	1,011,133	567
Total Income	177,170	1,011,135	2,405,927

Expenses
Management advisory fee	43,688	140,179	505,935
Transfer agent fees	2,650	2,875	2,750
Custodian fees	2,000	3,750	4,500
Accounting and administration services	7,943	35,045	101,437
Auditing fees	3,500	10,000	25,000
Legal fees	1,300	4,250	14,000
Printing fees	2,500	9,500	16,000
Trustees' and Chief Compliance
Officer's fees and expenses	1,600	8,000	21,850
Other	928	7,977	13,289
Total Expenses	66,109	221,576	704,761
Net Investment Income (Loss)	111,061	789,559	1,701,166

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions or Translations
Net realized gain (loss) from:
Investments	433,468	1,443,914	3,996,829
Foreign currency transactions	3	–	242
Net realized gain (loss)	433,471	1,443,914	3,997,071
Net change in unrealized appreciation (depreciation)
during the period:
Investments	371,185	197,092	8,916,023
Foreign currency translations	9	–	78
Net change in unrealized appreciation (depreciation)	371,194	197,092	8,916,101
Net Realized and Unrealized Gain (Loss) on Investments
and Foreign Currency Transactions or Translations	804,665	1,641,006	12,913,172
Net Increase (Decrease) in Net Assets
from Operations	$915,726	$2,430,565	$14,614,338

*Net of foreign tax withholding of $1,062 in the SVP Balanced
Fund and $33,827 in the SVP Common Stock Fund.

Amounts designated as “- “ are either $0 or have been rounded to $0.

24    The accompanying notes are an integral part of the financial statements.

Statement of Operations

	SVP	SVP
	Mid Cap	Small Company
	Fund	Fund
Investment Income
Dividends	$68,405 **	$346,951 **
Interest	76	385
Total Income	68,481	347,336

Expenses
Management advisory fee	41,824	145,321
Transfer agent fees	2,900	2,950
Custodian fees	4,750	5,900
Accounting and administration services	8,365	29,064
Auditing fees	3,650	9,000
Legal fees	1,100	4,000
Printing fees	3,075	10,000
Trustees' and Chief Compliance
Officer's fees and expenses	1,800	6,250
Other	2,106	6,281
Total Expenses	69,570	218,766
Net Investment Income (Loss)	(1,089)	128,570

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from sales of Investments	961,269	3,437,579
Net change in unrealized appreciation (depreciation)	(65,834)	(908,926)
Net Realized and Unrealized Gain (Loss) on Investments	895,435	2,528,653
Net Increase (Decrease) in Net Assets
from Operations	$894,346	$2,657,223

**Net of foreign tax withholding of $135 in the SVP Mid Cap Fund and $687 in the SVP Small Company Fund.

The accompanying notes are an integral part of the financial statements.

25

Statement of Changes in Net Assets

	SVP			SVP			SVP
	Balanced			Bond		Common Stock
	Fund			Fund			Fund
	For the Fiscal Six		For the Fiscal Six			For the Fiscal Six
	Months Ended		Months Ended			Months Ended
	6/30/2012	Year Ended	6/30/2012		Year Ended	6/30/2012		Year Ended
	(Unaudited)	12/31/11	(Unaudited)		12/31/11	(Unaudited)		12/31/11
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$111,061	$295,779	$789,559		$1,934,360	$1,701,166		$3,054,151
Net realized gain (loss) on sales of
investments and foreign currency
transactions	433,471	553,146	1,443,914		917,977	3,997,071		6,703,433
Net change in unrealized appreciation
(depreciation)	371,194	(247,790)	197,092		1,680,634	8,916,101		(4,834,514)
Net increase (decrease) in net assets
from operations	915,726	601,135	2,430,565		4,532,971	14,614,338		4,923,070

Distributions to Shareholders
From net investment income	–	(357,032)	–		(2,365,481)	–		(3,061,764)
From net realized gain on investments
and foreign currency transactions	–	(383,804)	–		(38,954)	–		–
Return of capital	–	–	–		(445,358)	–		–
Total distributions to shareholders	–	(740,836)	–		(2,849,793)	–		(3,061,764)

From Share Transactions
Net proceeds from sales of shares	1,637,762	1,777,136	2,138,049		14,314,521	3,577,299		9,946,551
Net asset value of shares in reinvestment
of dividends and distributions	–	740,836	–		2,849,793	–		3,061,764
	1,637,762	2,517,972	2,138,049		17,164,314	3,577,299		13,008,315
Less: Payments for shares reacquired	(1,344,612)	(6,191,256)	(6,683,593)		(13,684,155)	(15,615,831)		(33,338,418)
Increase (decrease) in net assets from
capital share transactions	293,150	(3,673,284)	(4,545,544)		3,480,159	(12,038,532)		(20,330,103)
Total Increase (Decrease) in Net Assets
for period	1,208,876	(3,812,985)	(2,114,979)		5,163,337	2,575,806		(18,468,797)
Net Assets: Beginning of period	14,925,746	18,738,731	71,130,833		65,967,496	196,767,745		215,236,542
Net Assets: End of period	$ 16,134,622	$ 14,925,746	$69,015,854		$71,130,833	$199,343,551		$197,767,745
Undistributed Net Investment
Income (Loss) at End of Period	$111,433	$372	$789,560		$1	$1,688,570		$(12,596)

Amounts designated as “- “ are either $0 or have been rounded to $0.

26 The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets

		SVP		SVP
	Mid Cap			Small Company
		Fund		Fund
	For the Fiscal Six			For the Fiscal Six
	Months Ended			Months Ended
	6/30/2012		Year Ended	6/30/2012	Year Ended
	(Unaudited)		12/31/11	(Unaudited)	12/31/11
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$(1,089)		$(4,715)	$128,570	$(58,467)
Net realized gain (loss) on sales of
investments	961,269		2,240,337	3,437,579	7,717,101
Net change in unrealized appreciation
(depreciation)	(65,834)		(1,615,271)	(908,926)	(5,808,826)
Net increase (decrease) in net assets
from operations	894,346		620,351	2,657,223	1,849,808

Distributions to Shareholders
From net investment income	–		(1,445)	–	–
From net realized gain on investments	–		–	–	(1,405,381)
Total distributions to shareholders	–		(1,445)	–	(1,405,381)

From Share Transactions
Net proceeds from sales of shares	774,762		2,883,018	1,549,174	5,864,403
Net asset value of shares in reinvestment
of dividends and distributions	–		1,445	–	1,405,381
	774,762		2,884,463	1,549,174	7,269,784
Less: Payments for shares reacquired	(1,930,374)		(4,927,087)	(5,410,664)	(17,660,257)
Increase (decrease) in net assets from
capital share transactions	(1,155,612)		(2,042,624)	(3,861,490)	(10,390,473)
Total Increase (Decrease) in Net Assets
for period	(261,266)		(1,423,718)	(1,204,267)	(9,946,046)
Net Assets: Beginning of period	16,134,322		17,558,040	56,669,893	66,615,939
Net Assets: End of period	$15,873,056		$ 16,134,322	$55,465,626	$56,669,893
Undistributed Net Investment
Income (Loss) at End of Period	$(1,089)		$–	$128,570	$–

The accompanying notes are an integral part of the financial statements.

27

Financial Highlights
Selected per share data and ratios. Selected data for a share of beneficial interest outstanding throughout each fiscal period.
Income from Investment Operations Less Distributions

				Net gains or
				losses on
		Net asset	Net	securities		Dividends		Distributions
	Fiscal year	value,	investment	(both realized	Total from	(from net		(from			Net asset
	(period	beginning	income	and	investment	investment		realized	Return of	Total	value, end
SVP Fund	ended)	of period	(loss)^	unrealized)^	operations	income)		gains)	capital	distributions	of period
Balanced
	12/31/07	$ 12 .52	$0 .29	$0.77	$1.06		$0 .31	$0.77	$–	$ 1 .08	$12 .50
	12/31/08	12 .50	0 .28	(3.28)	(3.00)		0 .26	0.11	–	0 .37	9.13
	12/31/09	9.13	0 .20	1.76	1.96		0 .27	–	–	0 .27	10 .82
	12/31/10	10 .82	0 .18	1.14	1.32		0 .19	–	–	0 .19	11 .95
	12/31/11	11 .95	0 .21	0.28	0.49		0 .30	0.32	–	0 .62	11 .82
	06/30/12(U)	11 .82	0 .09	0.65	0.74		–	–	–	–	12 .56
Bond
	12/31/07	9.72	0 .47	0.21	0.68		0 .41	–	–	0 .41	9.99
	12/31/08	9.99	0 .50	(0.16)	0.34		0 .41	–	–	0 .41	9.92
	12/31/09	9.92	0 .49	0.61	1.10		0 .54	0.50	–	1 .04	9.98
	12/31/10	9.98	0 .33	0.40	0.73		0 .39	0.53	–	0 .92	9.79
	12/31/11	9.79	0 .29	0.40	0.69		0 .35	–	0.07	0 .42	10 .06
	06/30/12(U)	10 .06	0 .11	0.24	0.35		–	–	–	–	10 .41
Common Stock
	12/31/07	13 .39	0 .19	1.18	1.37		0 .16	0.28	–	0 .44	14 .32
	12/31/08	14 .32	0 .20	(4.93)	(4.73)		0 .14	0.01	–	0 .15	9.44
	12/31/09	9.44	0 .15	2.47	2.62		0 .16	–	–	0 .16	11 .90
	12/31/10	11 .90	0 .16	1.72	1.88		0 .17	–	–	0 .17	13 .61
	12/31/11	13 .61	0 .20	0.09	0.29		0 .22	–	–	0 .22	13 .68
	06/30/12(U)	13 .68	0 .12	0.90	1.02		–	–	–	–	14 .70
Mid Cap
	12/31/07	10 .18	(0 .02)	2.26	2.24		–	–	–	–	12 .42
	12/31/08	12 .42	(0 .02)	(5.70)	(5.72)		–	–	–	–	6.70
	12/31/09	6.70	0 .01	2.04	2.05		0 .01	–	–	0 .01	8.74
	12/31/10	8.74	–	2.06	2.06		0 .01	–	–	0 .01	10 .79
	12/31/11	10 .79	–	0.39	0.39		–	–	–	–	11 .18
	06/30/12(U)	11 .18	–	0.60	0.60		–	–	–	–	11 .78
Small Company
	12/31/07	14 .33	0 .08	1.16	1.24		0 .09	1.50	–	1 .59	13 .98
	12/31/08	13 .98	0 .02	(4.54)	(4.52)		–	0.16	–	0 .16	9.30
	12/31/09	9.30	0 .02	2.51	2.53		0 .05	–	–	0 .05	11 .78
	12/31/10	11 .78	–	2.80	2.80		0 .01	–	–	0 .01	14 .57
	12/31/11	14 .57	(0 .01)	0.45	0.44		–	0.37	–	0 .37	14 .64
	06/30/12(U)	14 .64	0 .03	0.65	0.68		–	–	–	–	15 .32

Amounts designated as “- “ are either zero or represent less than $0.005 or $(0.005).

28          The accompanying notes are an integral part of the financial statements.

Financial Highlights

				Ratios/Supplemental Data

			Ratio of			Ratio of net investment
			expenses to	Ratio of expenses to	Ratio of net	income (loss) to average
	Net assets at	Ratio of	average net	average net assets	investment	net assets
	end of	expenses to	assets before	before contractual and	income (loss) to	before contractual and	Portfolio
Total return	period (000	average net	custodian fee	voluntary expense	average net	voluntary expense	turnover
(%)*	omitted)	assets (%)	credits (%)**	reimbursements (%)***	assets (%)	reimbursements (%)***	rate (%)

8.44	$20,378	0.89	0.91	0.91	2.17	2.17	91
(23 .95)	13,480	0.83	0.85	0.85	2.44	2.44	59
21 .47	16,380	0.86	0.86	0.86	2.03	2.03	90
12 .19	18,739	0.85	0.85	0.85	1.62	1.62	197
4.05	14,926	0.83	0.83	0.83	1.70	1.70	159
6 .26++	16,135	0.83+	0.83+	0.83+	1.40+	1.40+	95 ++

7.05	27,629	0.74	0.76	0.76	4.71	4.71	306
3.40	59,680	0.65	0.66	0.66	4.91	4.91	289
11 .08	64,687	0.64	0.64	0.64	4.57	4.57	241
7.33	65,967	0.63	0.63	0.63	3.17	3.17	607
7.04	71,131	0.63	0.63	0.63	2.89	2.89	539
3 .48++	69,016	0.63+	0.63+	0.63+	2.25+	2.25+	218 ++

10 .21	106,686	0.66	0.66	0.66	1.35	1.35	14
(33 .04)	147,356	0.57	0.57	0.57	1.61	1.61	6
27 .75	202,688	0.71	0.71	0.71	1.45	1.45	10
15.80	215,237	0.70	0.70	0.70	1.32	1.32	9
2.10	196,768	0.69	0.69	0.69	1.47	1.47	5
7 .46++	199,344	0.69+	0.69+	0.69+	1.68+	1.68+	0++

22 .00	26,829	0.80	0.84	0.84	(0.14)	(0.14)	88
(46 .05)	13,502	0.76	0.78	0.78	(0.18)	(0.18)	119
30 .60	15,504	0.84	0.84	0.84	0.13	0.13	51
23 .51	17,558	0.81	0.81	0.81	0.05	0.05	32
3.62	16,134	0.83	0.83	0.83	(0.03)	(0.03)	45
5 .37++	15,873	0.83+	0.83+	0.83+	(0.01)+	(0.01)+	12 ++

8.60	64,832	0.68	0.70	0.70	0.51	0.51	52
(32 .29)	49,604	0.63	0.64	0.64	0.19	0.19	42
27 .15	60,992	0.76	0.76	0.76	0.23	0.23	41
23 .74	66,616	0.75	0.75	0.75	0.04	0.04	30
3.02	56,670	0.75	0.75	0.75	(0.09)	(0.09)	30
4 .64++	55,466	0.75+	0.75+	0.75+	0.44+	0.44+	12 ++

^ Calculated based upon average shares outstanding.
* Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and a redemption on the last day of the period. Total return does not include any fees, charges or expenses imposed by your insurance company, the issuer of variable annuity and life insurance contracts for which the funds serve as underlying investment vehicles. Total returns would have been lower in applicable years where the Funds' investment advisor had not waived a portion of its fee.
** The ratios do not include a reduction of expenses for custodian fee credits on cash balances maintained with the custodian.
*** Expense reductions are comprised of the contractual expense reimbursements as described in Note (3), if applicable.
(U) Unaudited.
+ Annualized.
++ Not annualized.

The accompanying notes are an integral part of the financial statements.

29

Notes to Financial Statements (Unaudited)

(1)  Organization:

The  Sentinel  Variable  Products  Trust  (the  “Trust”)  is  an  open- end  investment  company,  registered  under  the  Investment  Company  Act  of  1940  as  amended,  which  continuously  offers  its  shares  to  separate  accounts  of  insurance  companies  to  serve  as  investment  vehicles  for  variable  life  insurance  policies  and  annuity  contracts.  The  Trust  consists  of  five  separate  and  distinct  funds:  Sentinel  Variable  Products  Balanced  Fund,  Sentinel  Variable  Products  Bond  Fund,  Sentinel  Variable  Products  Common  Stock  Fund,  Sentinel  Variable  Products  Mid  Cap  Fund  and  Sentinel  Variable  Products  Small  Company  Fund,  all  of  which  are  diversified.  The  five  funds  of  the  Trust  are  referred  to  hereinafter  collectively  as  the  “Funds”,  and  individually  as  a  “Fund.”

(2)  Significant  Accounting  Policies:

The  financial  statements  have  been  prepared  in  conformity  with  accounting  principles  generally  accepted  in  the  United  States  of  America  (“GAAP”),  which  require  management  to  make  certain  estimates  and  assumptions  at  the  date  of  the  financial  statements  that  affect  the  reported  amounts  and  disclosures  on  the  financial  statements.  Actual  results  could  differ  from  the  estimates.  The  following  is  a  summary  of  significant  accounting  policies  followed  by  the  Funds  in  the  preparation  of  their  financial  statements.

A.  Security  Valuation:

Equity  securities  that  are  traded  on  a  national  securities  exchange  and  over- the- counter  securities  (“OTC”)  listed  in  the  NASDAQ  National  Market  System  are  valued  at  the  last  reported  sales  price  or  official  closing  price  on  the  principal  exchange  on  which  they  are  traded  on  the  date  of  determination  as  of  the  close  of  business  of  the  New  York  Stock  Exchange  (“NYSE”),  usually  4:00  p.m.  Eastern  time,  each  day  that  the  NYSE  is  open  for  business.  Securities  for  which  no  sale  was  reported  on  the  valuation  date  are  valued  at  the  mean  between  the  last  reported  bid  and  asked  prices.  OTC  securities  not  listed  on  the  NASDAQ  National  Market  System  are  valued  at  the  mean  of  the  current  bid  and  asked  prices.  Fixed- income  securities  with  original  maturities  of  greater  than  60  days,  including  short- term  securities  with  more  than  60  days  left  to  maturity,  are  valued  on  the  basis  of  valuations  provided  by  an  independent  pricing  service.  The  mean  between  the  bid  and  asked  prices  is  generally  used  for  valuation  purposes.  Short- term  securities  with  original  maturities  of  less  than  60  days  are  valued  at  amortized  cost,  which  approximates  market  value.  The  value  of  short- term  securities  originally  purchased  with  maturities  greater  than  60  days  is  determined  based  on  an  amortized  value  to  par  when  they  reach  60  days  or  less  remaining  to  maturity.  The  amortized  cost  method  values  a  security  at  cost  on  the  date  of  purchase  and  thereafter  assumes  a  constant  amortization  to  maturity  of  any  discount  or  premium.  Investments  in  mutual  funds  are  valued  at  the  net  asset  value  per  share  on  the  day  of  valuation.  Securities  for  which  market  quotations  are  not  readily  available,  or  whose  values  have  been  materially  affected  by  events  occurring  before  the  Fund’s  pricing  time  but  after  the  close  of  the  securities’  primary  markets,  will  be  fair  valued  under  procedures  adopted  by  the  Funds’  Board  of  Trustees.  The  Board  has  delegated  this  responsibility  to  a  valuation  committee,  subject  to  its  review  and  supervision.

B.  Fair  Value  Measurement:

In  May  2011,  the  Financial  Accounting  Standards  Board  (”FASB”)  issued  an  Accounting  Standards  Update  (“ASU”)  to  develop  common  requirements  for  measuring  fair  value  and  for  disclosing  information  about  fair  value  measurements  in  accordance  with  GAAP  and  International  Financial  Reporting  Standards  (“IFRS”).  FASB  concluded  that  the  amendments  in  this  ASU  will  improve  the  comparability  of  fair  value  measurements  presented  and  disclosed  in  financial  statements  prepared  in  accordance  with  GAAP  and  IFRS.  The  ASU  is  effective  prospectively  during  interim  or  annual  periods  beginning  on  or  after  December  15,  2011.  Management  has  evaluated  the  implications  of  these  changes  on  the  financial  statements  and  included  disclosures,  where  applicable,  to  address  the  following  concerns:    (1)  Information  about  transfers  between  Level  1  and  Level  2  of  the  fair  value  hierarchy.    (2)  Information  about  the  sensitivity  of  a  fair  value  measurement  categorized  with  Level  3  of  the  fair  value  hierarchy  to  changes  in  unobservable  inputs  and  any  interrelationships  between  those  unobservable  inputs.    (3)  The  categorization  by  level  of  the  fair  value  hierarchy  for  items  that  are  not  measured  at  fair  value  in  the  statement  of  financial  position,  but  for  which  the  fair  value  of  such  items  is  required  to  be  disclosed.    In  accordance  with  GAAP  regarding  fair  value  measurements,  fair  value  is  defined  as  the  price  that  the  Funds  would  receive  to  sell  an  asset  or  pay  to  transfer  a  liability  in  an  orderly  transaction  between  market  participants  at  the  measurement  date.  GAAP  disclosure  requirements  establish  a  framework  for  measuring  fair  value,  and  a  three- level  hierarchy  for  fair  value  measurements  based  upon  the  transparency  of  inputs  to  the  valuation  of  an  asset  or  liability.  Inputs  may  be  observable  or  unobservable  and  refer  broadly  to  the  assumptions  that  market  participants  would  use  in  pricing  the  asset  or  liability.  Observable  inputs  reflect  the  assumptions  market  participants  would  use  in  pricing  the  asset  or  liability  based  on  market  data  obtained  from  sources  independent  of  the  Funds.  Unobservable  inputs  reflect  the  Funds’  own  assumptions  about  the  assumptions  that  market  participants  would  use  in  pricing  the  asset  or  liability  based  on  the  best  information  available  in  the  circumstances.  Each  investment  is  assigned  a  level  based  upon  the  observability  of  the  inputs  which  are  significant  to  the  overall  valuation.  The  three- tier  hierarchy  of  inputs  is  summarized  below:

  Level  1  –  Quoted  prices  (unadjusted)  in  active  markets  for  identical  assets  at  the  time  of  the  NYSE  close  (normally  4:00  PM  Eastern).  Includes  most  domestic   equities,  American  Depository  Receipts,  Exchange  Traded  Funds  and  Standard  &  Poor’s  Depository  Receipts  that  rely  on  unadjusted  or  official  closing  prices   based  on  actual  trading  activity  which  coincides  with  the  close  of  the  NYSE.

  Level  2  –  Other  significant  observable  inputs  (evaluated  prices  factoring  in  observable  inputs  using  some  type  of  model,  matrix  or  other  calculation   methodology  which  takes  into  consideration  factors  such  as  quoted  prices  for  similar  securities,  interest  rates,  prepayment  speeds,  credit  risk,  etc.).  Includes   most  long- term  and  short- term  fixed  income  investments  and  OTC  securities  not  listed  on  the  NASDAQ  National  Market  System  that  rely  on  a  mean  price   which  falls  between  the  last  bid  and  asked  quotes  coinciding  with  the  close  of  the  NYSE.  Investments  in  other  Registered  Investment  Companies  (RIC’s)  that   rely  on  calculated  Net  Asset  Values  (NAV’s)  would  also  generally  be  considered  Level  2.

  Level  3  –  Significant  unobservable  inputs  (including  non- binding  broker  quotes  or  the  Sentinel  Valuation  Committee’s  own  assumptions  in  determining  the   fair  value  of  investments).

The  inputs  or  methodologies  used  for  valuing  securities  are  not  necessarily  an  indication  of  the  risk  associated  with  investing  in  those  securities.  For  example,  money  market  securities  are  normally  valued  using  amortized  cost,  which  approximates  the  current  fair  value  of  a  security,  but  since  this  value  is  not  obtained  from  a  quoted  price  in  an  active  market,  such  securities  are  reflected  as  Level  2.

Notes to Financial Statements

The methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while the Trust believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different estimate of fair value at the reporting date. There have been no significant changes in valuation techniques during the fiscal year, but the Sentinel Valuation Committee considers factors such as few recent transactions, inconsistent price quotes and wider  bid- ask  spreads  when  determining  if  transactions  are  not  orderly  for  fair  valuation  purposes.

The fair value measurements as of June 30, 2012 were as follows:

	Quoted Prices	Other
	(Unadjusted) in Active	Significant	Significant
	Markets for Identical	Observable	Unobservable
	Assets	Inputs	Inputs
SVP Fund / Category	(Level 1)	(Level 2)	(Level 3)		Total
Assets:
Investments in Securities:
Balanced:
Domestic Common Stocks	$10,286,177	$–		$–	$10,286,177
Foreign Stocks & ADR’s	402,125	–		–	402,125
Institutional Money Market Funds	–	302,398		–	302,398
Mortgage- Backed Securities	–	4,919,440		–	4,919,440
U.S. Treasury Obligations	–	314,250		–	314,250
Totals	$10,688,302	$5,536,088		$–	$16,224,390

Bond:
Commercial Mortgage- Backed Securities $	–	$2,323,757		$–	$2,323,757
Corporate Bonds	–	14,158,154		–	14,158,154
Corporate Short- Term Notes	–	2,999,993		–	2,999,993
Institutional Money Market Funds	–	2,330,861		–	2,330,861
Mortgage- Backed Securities	–	45,570,740		–	45,570,740
U.S. Treasury Obligations	–	4,103,718		–	4,103,718
Totals	$–	$ 71,487,223		$–	$71,487,223

Common Stock:
Agency Discount Notes	$–	$1,999,982		$–	$1,999,982
Corporate Short- Term Notes	–	1,199,995		–	1,199,995
Domestic Common Stocks	185,071,205	–		–	185,071,205
Domestic Exchange Traded Funds	1,369,000	–		–	1,369,000
Institutional Money Market Funds	–	1,093,047		–	1,093,047
Foreign Stocks & ADR’s	8,543,200	–		–	8,543,200
Totals	$194,983,405	$4,293,024		$–	$199,276,429

Mid Cap:
Corporate Short- Term Notes	$–	$699,998		$–	$699,998
Domestic Common Stocks	14,318,894	–		–	14,318,894
Foreign Stocks & ADR’s	333,247	–		–	333,247
Institutional Money Market Funds	–	322,101		–	322,101
Real Estate Investment Trusts	107,994	–		–	107,994
Totals	$14,760,135	$1,022,099		$–	$15,782,234

Small Company:
Agency Discount Notes	$–	$999,995		$–	$999,995
Domestic Common Stocks	50,392,707	–		–	50,392,707
Foreign Stocks & ADR’s	1,553,685	–		–	1,553,685
Institutional Money Market Funds	–	1,027,258		–	1,027,258
Real Estate Investment Trusts	1,451,333	–		–	1,451,333
Totals	$53,397,725	$2,027,253		$–	$55,424,978

Liabilities:
None.

Please refer to each Fund’s Schedule of Investments for more detailed information on specific securities, including industry classifications.

There was no reportable Fair Value Level 3 activity for the fiscal six months ended June 30, 2012.

There were no transfers between Level 1, Level 2 and Level 3 investments for the fiscal six months ended June 30, 2012.

Notes to Financial Statements C. Securities Transactions and Investment Income:

For  purposes  of  the  Funds’  financial  statements,  securities  transactions  are  accounted  for  on  trade  date.  For  purposes  of  calculating  the  net  asset  values  (NAVs),  securities  transactions  are  accounted  for  on  the  next  business  day  following  trade  date  (trade  date  plus  one).  Under  certain  circumstances,  exceptions  are  made  so  that  purchases  and  sales  are  booked  on  trade  date.  These  exceptions  include:

(1)  when  trades  occur  on  a  day  that  happens  to  coincide  with  the  last  business  day  of  a  calendar  month;  or

 (2)  on  occasion,  if  Sentinel  Administrative  Services,  Inc.  (“SASI”),  the  Funds’  administrator,  believes  significant  price  movements  are  deemed  large  enough  to  impact  the  calculation  of  the  net  asset  value  per  share.

 Interest  income  is  recorded  on  the  accrual  basis,  which  includes  the  amortization  of  bond  premiums  on  fixed- income  securities.  Dividend  income  is  recorded  on  the  ex- dividend  date  when  verified  by  two  independent  sources  and  adjusted  daily  for  foreign  tax  withholding,  reclaims  and  currency  fluctuations,  when  applicable.  The  cost  of  securities  sold  is  determined,  and  realized  gains  and  losses  are  computed,  using  the  identified  cost  method.  Market  discount  and  original  issue  discount  are  accreted  to  income.  Distributions  received  from  the  Funds’  investments  in  real  estate  investment  trusts  (“REITs”)  and  master  limited  partnerships  often  include  a  “return  of  capital”  which  is  recorded  by  the  Funds  as  a  reduction  of  the  cost  basis  of  the  securities  held.

D. Dividends and Distributions:
Dividends  and  distributions  to  shareholders  are  recorded  on  the  ex- dividend  date.  Income  distributions  and  capital  gain  distributions  are  determined  in  accordance  with  federal  income  tax  regulations  which  may  differ  from  GAAP.  These  differences  are  primarily  due  to  differing  treatments  for  gains  and  losses  on  mortgage- backed  securities  payment  receipts,  real  estate  investment  trust  return  of  capital  distributions,  net  operating  losses  and  dividends  paid.  No  estimated  reclassifications  were  made  to  reflect  these  differences  as  of  June  30,  2012.

E.  Repurchase  Agreements:

Each  Fund,  to  a  limited  extent,  may  enter  into  repurchase  agreements  as  a  means  of  making  short- term  investments,  of  seven  days  or  less,  and  in  aggregate  amounts  of  not  more  than  25%  of  the  net  assets  of  a  Fund.  Each  Fund,  through  its  custodian,  takes  possession  of  the  securities  collateralizing  repurchase  agreements.  All  repurchase  agreements  used  by  the  Funds  will  provide  that  the  value  of  the  collateral  underlying  the  repurchase  agreement  always  be  at  least  equal  to  102%  of  the  repurchase  price.  If  the  seller  defaults  and  the  value  of  the  collateral  declines  or  if  bankruptcy  proceedings  are  commenced  with  respect  to  the  seller  of  the  security,  realization  of  the  collateral  by  the  Fund  may  be  delayed  or  limited.  There  were  no  repurchase  agreements  outstanding  at  June  30,  2012.

F.  Federal  Income  Taxes:

Each  Fund  intends  to  continue  to  meet  the  requirements  of  the  Internal  Revenue  Code  applicable  to  regulated  investment  companies.  Each  Fund  intends  to  distribute  all  of  its  taxable  income  to  its  shareholders,  relieving  it  of  any  federal  or  state  excise  tax  or  income  tax  liability.  Each  Fund  is  also  required  to  recognize  the  tax  effects  of  certain  tax  positions  that,  based  on  their  technical  merits,  have  a  more  than  50  percent  likelihood  of  being  sustained  upon  examination.  Fund  management  carried  out  procedures  to  identify  material  tax  position  adjustments  and  has  none  to  report  for  the  fiscal  six  months  ended  June  30,  2012,  along  with  the  three  previous  fiscal  years,  which  are  still  considered  open  and  subject  to  examination.

G. Dollar Rolls:

The  SVP  Balanced  Fund  and  SVP  Bond  Fund  may  enter  into  dollar  rolls  in  which  the  Funds  sell  securities  for  delivery  in  the  current  month,  and  simultaneously  contract  to  repurchase  similar  (same  type,  coupon  and  maturity)  securities  on  a  specified  future  date.  During  the  roll  period  the  Funds  forego  principal  and  interest  paid  on  the  securities.  The  Funds  are  compensated  by  the  interest  earned  on  the  cash  proceeds  of  the  initial  sale  and  by  the  lower  repurchase  price  at  the  future  date.  Realized  gains  and  losses  on  sales,  if  applicable,  are  recorded  on  trade  date  plus  one  or  trade  date.  There  were  no  dollar  roll  transactions  during  the  fiscal  six  months  ended  June  30,  2012.

H.  Other:

Direct  expenses  of  a  Fund  are  charged  to  that  Fund  while  common  expenses  of  the  Trust  are  allocated  proportionately  based  upon  the  Funds’  respective  average  net  assets  or  number  of  shareholder  accounts.  Earnings  credits  are  received  from  State  Street  Bank  and  Trust  Company  (“SSB”),  the  custodian  bank,  on  cash  balances  and  are  reflected  in  the  statement  of  operations  as  an  expense  offset.  There  were  no  expense  offsets  for  the  fiscal  six  months  ended  June  30,  2012.

(3) Management Advisory Fees and Related Party Transactions:

Pursuant  to  two  Investment  Advisory  Agreements  (“Advisory  Agreements”),  Sentinel  Asset  Management,  Inc.  (“SAMI”),  a  subsidiary  of  NLV  Financial  Corporation,  manages  each  Fund’s  investments  and  business  operations  under  the  overall  supervision  of  the  Trust’s  Board  of  Trustees.  SAMI  is  affiliated  with  National  Life  Insurance  Company,  which  issues  variable  insurance  and  annuity  products  through  which  the  Trust  is  offered,  because  National  Life  Insurance  Company  is  also  a  subsidiary  of  NLV  Financial  Corporation.  SAMI  has  the  responsibility  for  making  all  investment  decisions  for  the  Funds.  As  compensation  for  services  rendered  under  its  advisory  agreement,  each  Fund  pays  to  SAMI  a  monthly  fee  determined  as  follows:

a)  With  respect  to  SVP  Balanced  Fund:  0.55%  per  annum  on  the  average  daily  net  assets  of  the  Fund.

 b)  With  respect  to  SVP  Bond  Fund:  0.40%  per  annum  on  the  average  daily  net  assets  of  the  Fund.

c)  With  respect  to  the  SVP  Common  Stock,  SVP  Mid  Cap  and  SVP  Small  Company  Funds:  0.50%  per  annum  on  the  first  $200  million  of  average  daily  net  assets  of  each  Fund;  0.45%  per  annum  on  the  next  $300  million  of  such  assets  of  each  Fund;  and  0.40%  per  annum  on  such  assets  of  each  Fund  in  excess  of  $500  million.

Sentinel  Financial  Services  Company  (“SFSC”),  a  subsidiary  of  SAMI,  acts  as  the  principal  underwriter  of  shares  of  the  Funds.  SFSC  receives  no  compensation  from  the  Trust  for  acting  as  principal  underwriter.

Effective  April  1,  2012,  each  Trustee  who  is  not  an  affiliate  of  SAMI  receives  an  annual  fee  from  the  Trust  of  $14,000  plus  $2,500  for  each  regular  meeting  attended  and  $1,250  for  any  special  meeting  attended.  Prior  to  April  1,  2012,  the  annual  fee  was  $12,000  and  there  were  no  special  meeting  fees.  Fees  paid  to  Trustees  are

Notes to Financial Statements

generally distributed quarterly on a pro rata basis. This compensation totaled $11,500 each for Mr. McMeekin, Ms. Pope and Mr. Ricker for the fiscal six months ended  June  30,  2012.

The  Funds’  Chief  Compliance  Officer  also  serves  as  Chief  Compliance  Officer  of  Sentinel  Group  Funds,  Inc.,  a  series  investment  company  also  advised  by  SAMI,  SAMI itself,  and  the  separate  accounts  of  National  Life  Insurance  Company  which  fund  its  variable  life  insurance  and  annuity  products.  Pursuant  to  an  amended  and restated  agreement  as  of  November  26,  2007,  the  Funds  and  Sentinel  Group  Funds,  Inc.  pay  50%  of  the  costs  incurred  by  these  Chief  Compliance  Officer  functions, including  the  salary  and  benefits  of  the  Funds’  Chief  Compliance  Officer  and  his  administrative  assistant,  and  the  other  costs  incurred  by  the  Chief  Compliance  Officer.
The  Funds  and  Sentinel  Group  Funds,  Inc.  allocate  their  50%  share  of  these  costs  in  proportion  to  net  assets.  Out- of- pocket  costs  which  can  be  specifically  allocated  to a  particular  entity  are  so  allocated.

Trustees’  and  Chief  Compliance  Officer’s  fees  and  expenses  for  the  fiscal  six  months  ended  June  30,  2012  were  $39,500.

Pursuant  to  the  Fund  Services  Agreement  with  SASI,  a  subsidiary  of  SAMI,  the  Trust  receives  certain  transfer  agency,  fund  accounting  and  administration  services.  For these  services,  the  Fund  Services  Agreement  provides  for  the  Trust  to  pay  to  SASI  a  fixed  fee  totaling  $20,000  per  year  for  transfer  agency  services  and  a  fee  of  0.10%
of  average  daily  net  assets  of  the  Funds  for  fund  accounting  and  administration  services.  For  the  fiscal  six  months  ended  June  30,  2012  this  fee  totaled  $191,854.

As  of  June  30,  2012,  policyholders  of  variable  insurance  and  annuity  products  offered  by  National  Life  Insurance  Company  held  ownership  in  the  Funds  as  follows:

Approximate %
SVP Fund	Ownership
Balanced	75.9%
Bond	33.7%
Common Stock	24.6%
Mid Cap	83.1%
Small Company	57.6%

(4)  Investment  Transactions:

Purchases  and  sales  (excluding  short- term  obligations)  for  the  fiscal  six  months  ended  June  30,  2012  were  as  follows:

	Purchases of
	Other than	Purchases	Sales of Other
	U.S.	of U.S.	than U.S.	Sales of U.S.
	Government	Government	Government	Government
	Direct and	Direct and	Direct and	Direct and
	Agency	Agency	Agency	Agency
SVP Fund	Obligations	Obligations	Obligations	Obligations
Balanced	$ –	$ 15,422,934	$ 1,031,780	$ 13,701,313
Bond	8,440,059	136,748,292	18,615,934	131,399,411
Common Stock	–	–	12,923,785	–
Mid Cap	1,956,873	–	3,448,356	–
Small Company	6,845,209	–	10,144,592	–

At  December  31,  2011,  the  Trust  had  tax  basis  capital  losses  which  may  be  used  to  offset  future  capital  gains  as  follows:

		Expiring
SVP Fund		on 12/31
Common Stock	$1,681,555	2017

Mid Cap	$1,714,329	2017

During  the  fiscal  year  ended  December  31,  2011,  the  Funds  utilized  capital  losses  as  follows:

Capital Losses
SVP Fund	Utilized
Balanced	$ 50,273
Common Stock	6,703,890
Mid Cap	2,260,001
Small Company	5,902,927

It  is  unlikely  that  a  capital  gains  distribution  will  be  paid  until  net  gains  have  been  realized  in  excess  of  such  capital  loss  carry  forwards  or  the  carry  forwards  expire.

Notes to Financial Statements

Net  capital  losses  incurred  after  October  31st  and  within  the  taxable  year  are  deemed  to  arise  on  the  first  business  day  of  the  Fund’s  next  taxable  year.  For  the  period  from  November  1,  2011  to  December  31,  2011,  the  Funds  elected  to  defer  until  the  first  business  day  of  2012  for  U.S.  Federal  income  tax  purposes  net  capital  losses  as  stated  below:

Capital Losses
SVP Fund	Deferred
Balanced	$ 10,933
Bond	21,453
Small Company	106,231

Under  the  Regulated  Investment  Company  Modernization  Act  of  2010  (the  “Act”),  net  capital  losses  recognized  by  a  Fund  after  December  31,  2011,  may  get  carried  forward  indefinitely,  and  retain  their  character  as  short- term  and/or  long- term  losses.  Prior  to  the  Act,  pre- enactment  net  capital  losses  incurred  by  a  Fund  were  carried  forward  for  eight  years  and  treated  as  short- term  losses.  The  Act  requires  that  post- enactment  net  capital  losses  be  used  before  pre- enactment  net  capital  losses.  Pre- enactment  losses  may  be  more  likely  to  expire  unused  since  the  Act  prescribes  that  post- enactment  losses  must  be  utilized  first.

(5)  Shares  of  Beneficial  Interest  Transactions:

There  are  an  unlimited  number  of  authorized  shares  for  each  Fund  in  the  Trust.  Each  share  has  a  par  value  of  $0.001.  Transactions  in  shares  for  the  fiscal  six  months  ended  June  30,  2012  and  the  fiscal  year  ended  December  31,  2011  were  as  follows:

		Shares issued in		Net increase
		reinvestment of		(decrease) in
		dividends and	Shares	shares
SVP Fund	Shares sold	distributions	reacquired	outstanding
Fiscal Six Months Ended June 30, 2012 (Unaudited)
Balanced	130,272	–	108,152	22,120

Bond	208,586	–	651,022	(442,436)

Common Stock	242,450	–	1,066,242	(823,792)

Mid Cap	64,677	–	160,263	(95,586)

Small Company	98,451	–	347,556	(249,105)

Fiscal Year Ended December 31, 2011
Balanced	144,626	62,465	512,120	(305,029)

Bond	1,403,495	283,562	1,351,846	335,211

Common Stock	735,243	222,998	2,389,461	(1,431,220)

Mid Cap	257,287	129	441,285	(183,869)

Small Company	382,853	95,409	1,179,751	(701,489)

From  time  to  time  the  Funds  may  have  a  concentration  of  several  policyholders,  insurance  companies  or  insurance  products  holding  a  significant  percentage  of  shares  outstanding.  Investment  activities  of  these  parties  could  have  a  material  impact  on  the  Funds.

(6)  Indemnifications:

In  the  normal  course  of  business,  the  Funds  enter  into  contracts  that  contain  a  variety  of  representations,  which  provide  general  indemnifications.  The  Funds’  maximum  exposure  under  these  contracts  is  unknown  as  this  would  involve  future  claims  that  may  be  made  against  the  Funds  that  have  not  yet  occurred.    However,  based  on  experience,  the  Funds  expect  the  risk  of  loss  to  be  remote.

(7)  Subsequent  Events:

Management  has  evaluated  subsequent  events  for  possible  recognition  or  disclosure  in  the  financial  statements  through  the  date  the  financial  statements  are  issued.  Management  has  determined  that  there  are  no  material  events  that  would  require  disclosure  in  the  Fund’s  financial  statements  through  this  date.

Actual and Hypothetical Expenses for Comparison Purposes

(Unaudited)

Example

When  you  allocate  to  one  or  more  of  the  Sentinel  Variable  Products  Funds,  you  incur  ongoing  costs,  including  management  fees  and  other  Fund  expenses.  This  example  is  intended  to  help  you  understand  your  ongoing  costs  (in  dollars)  of  allocating  to  the  Funds  and  to  compare  these  costs  with  the  ongoing  costs  of  allocating  to  other  mutual  funds.

The  Example  is  based  on  an  investment  of  $1,000  invested  at  the  beginning  of  the  period  and  held  for  the  entire  period  from  01/01/12  through  06/30/12.

Actual  Expenses

The  first  line  of  each  Fund  entry  in  the  table  below  provides  information  about  actual  account  values  and  actual  expenses.  You  may  use  the  information  in  this  line,  together  with  the  amount  you  invested,  to  estimate  the  expenses  that  you  paid  over  the  period.  Simply  divide  your  account  value  by  $1,000  (for  example,  an  $8,600  account  value  divided  by  $1,000  =  8.6),  then  multiply  the  result  by  the  number  in  the  first  line  under  the  heading  entitled  Expenses  Paid  from  01/01/12  through  06/30/12  to  estimate  the  expenses  you  paid  on  your  account  during  this  period.

Hypothetical  Example  for  Comparison  Purposes

The  second  line  of  each  Fund  entry  in  the  table  below  provides  information  about  hypothetical  account  values  and  hypothetical  expenses  based  on  the  actual  expense  ratio  of  the  share  class  and  an  assumed  rate  of  return  of  5%  per  year  before  expenses,  which  is  not  the  actual  return  of  the  share  class.  The  hypothetical  account  values  and  expenses  may  not  be  used  to  estimate  the  actual  ending  account  balance  or  expenses  you  paid  for  the  period.  You  may  use  this  information  to  compare  the  ongoing  costs  of  allocating  to  a  specific  Sentinel  Variable  Products  Trust  Fund  to  other  funds.  To  do  so,  compare  this  5%  hypothetical  example  with  the  5%  hypothetical  examples  that  appear  in  the  shareholder  reports  of  the  other  funds.

Please  note  that  the  expenses  shown  in  the  table  below  do  not  include  fees  and  expenses  charged  or  incurred  by  the  separate  accounts  of  insurance  companies  which  purchases  shares  of  the  Funds  to  serve  as  investment  vehicles  under  variable  life  insurance  policies  or  variable  annuity  contracts  issued  by  them.  If  such  expenses  were  included,  the  overall  expenses  shown  in  the  table  below  would  be  higher  and  the  ending  account  values  would  be  lower.

						Expenses Paid
			Beginning	Ending		from 01/01/12
	Total Return	Total Return	Account Value	Account Value	Annualized	through
SVP Fund	Description	Percentage	01/01/12	06/30/12	Expense Ratio	06/30/12*
Balanced	Actual	6.26%	$1,000.00	$1,062.61	0.83%	$4.26
	Hypothetical
	(5% per year
	before expenses)	2.07%	1,000.00	1,020.74	0.83%	4.17
Bond	Actual	3.48%	1,000.00	1,034.79	0.63%	3.19
	Hypothetical
	(5% per year
	before expenses)	2.17%	1,000.00	1,021.73	0.63%	3.17
Common Stock	Actual	7.46%	1,000.00	1,074.56	0.69%	3.56
	Hypothetical
	(5% per year
	before expenses)	2.14%	1,000.00	1,021.43	0.69%	3.47
Mid Cap	Actual	5.37%	1,000.00	1,053.67	0.83%	4.24
	Hypothetical
	(5% per year
	before expenses)	2.07%	1,000.00	1,020.74	0.83%	4.17
Small Company	Actual	4.64%	1,000.00	1,046.45	0.75%	3.82
	Hypothetical
	(5% per year
	before expenses)	2.11%	1,000.00	1,021.13	0.75%	3.77

*Expenses  are  equal  to  the  annualized  expense  ratio  for  the  Fund,  multiplied  by  the  average  account  value  over  the  period,  multiplied  by  182/366  to  reflect  the  one- half  year  period.

Trustees
There are four Trustees of Sentinel Variable Products Trust. The Trustees are responsible for oversight of the five Funds currently comprising Sentinel Variable
Products Trust. Information about the three independent Trustees is set forth below. Information concerning the one affiliated Trustee is set forth under “Officers”
on the next page. The Statement of Additional Information has additional information about the Fund’s Trustees and is available, without charge, upon request by calling  (800)  537- 7003.

Position and Length
Name, Address, Age	of Time Served	Principal Occupation(s) During Past Five Years	Public Directorships
William D. McMeekin (67)	Trustee, since 2000	Former Executive Vice President, Commercial Services – TD	None
National Life Drive		Banknorth, N.A. (formerly Banknorth Vermont) from June, 2005
Montpelier, VT 05604		to May 2006; Senior Vice President & Senior Lending Officer,
from 2001 to 2005; Community President – The Howard Bank,
from 2000 to 2001
Nancy F. Pope (58)	Trustee, since 2007	Trustee – Northfield Savings Bank, since 1995; Director –	None
National Life Drive		Spaulding High School Union District, from 2008 to 2011; Trustee
Montpelier, VT 05604		– Governor’s Institute of Vermont, from 2007 to May 2008;
Director (Chair) – Barre Town School District, from 1995 to 2004;
Trustee (Vice Chair) – Aldrich Public Library, since 2002 and from
1993 to 2000
William G. Ricker (73)	Trustee, since 2000	Former President – Denis, Ricker & Brown	None
National Life Drive		(Insurance Agency), from 1980 to 2001
Montpelier, VT 05604

Officers
Information relating to the one Trustee who is an officer and “interested person” of the Funds as defined in the Investment Company Act of 1940, as amended, and to the other officers of the Funds is set forth below.

Position and Length
Name, Address, Age	of Time Served*	Principal Occupation(s) During Past Five Years	Public Directorships
Mehran Assadi (53)**	Chair and Trustee,	National Life Holding Company (a mutual insurance company)	N/A
National Life Drive	since 2009	and National Life Insurance Company (“National Life”) – President
Montpelier, VT 05604		and Chief Executive Officer, since 2009; President – Life and
Annuity, from 2005 to 2009; Interim Chief Information Officer, from 2003 to 2005; NLV Financial Corporation - President and
Chief Executive Officer, since 2009; Executive Vice President, from 2008 to 2009
Christian W. Thwaites (54)	President and	Sentinel Asset Management, Inc. (“Advisor”) – President & Chief	Sentinel Funds
National Life Drive	Chief Executive	Executive Officer, since 2005; National Life – Executive Vice	(15 Portfolios)
Montpelier, VT 05604	Officer, since 2005	President, since 2005; Sentinel Funds – President, Chief Executive
Officer and Director, since 2005; Sentinel Financial Services
Company (“SFSC”) – Chief Executive Officer, since 2005, President from 2005 to 2006; Sentinel Administrative Services, Inc. (“SASI”)
– President & Chief Executive Officer, since 2005; Sentinel
Advisors Company (“SAC”) and Sentinel Administrative Services
Company (“SASC”) – President & Chief Executive Officer, from
2005 to 2006; Skandia Global Funds – Chief Executive Officer,
from 1996 to 2004
Thomas P. Malone (56)	Vice President	SASI – Vice President, since 2006; Sentinel Funds –	N/A
National Life Drive	& Treasurer,	Vice President and Treasurer, since 1997; SASC – Vice President,
Montpelier, VT 05604	since 2000	from 1998 to 2006
John K. Landy (52)	Vice President,	SASI – Senior Vice President, since 2006; Sentinel Funds – Vice	N/A
National Life Drive	since 2004	President, since 2003; SASC – Senior Vice President, from 2004 to
Montpelier, VT 05604		2006; Vice President, from 1997 to 2004
Scott G. Wheeler (47)	Assistant Vice President &	SASI – Vice President, since 2007; Assistant Vice President, from	N/A
National Life Drive	Assistant Treasurer,	2006 to 2007; Sentinel Funds – Assistant Vice President and
Montpelier, VT 05604	since 2004	Assistant Treasurer, since 1998; SASC – Assistant Vice President, from 1998 to 2006
Lisa F. Muller (45)	Secretary,	National Life – Counsel, since 2008; Sentinel Funds – Secretary,	N/A
National Life Drive	since 2008	since 2008; State of Vermont, Department of Banking and
Montpelier, VT 05604		Insurance – Assistant General Counsel, from 2006 to 2008; Davis,
Polk and Wardwell – Associate, from 2005 to 2006 and from 1999 to 2002; U.S. District Court N.D. Illinois – Law Clerk, from 2002 to
2004
Lindsay E. Staples (30)	Assistant Secretary,	National Life – Senior Securities Paralegal, since 2010; Sentinel	N/A
National Life Drive	since 2010 and from	Funds – Assistant Secretary, since 2010 and from 2007 to 2009;
Montpelier, VT 05604	2007 to 2009	National Life – Senior Compliance Associate, from 2009 to 2010;
National Life – Securities Paralegal, from 2007 to 2009; Holman
Immigration – Paralegal, 2006 to 2007; Wilmer Cutler Pickering
Hale and Dorr – Paralegal, 2004 to 2006
D. Russell Morgan (56)	Chief Compliance Officer,	Advisor; National Variable Annuity Account II; National Variable	N/A
National Life Drive	since 2004; Secretary,	Life Insurance Account – Chief Compliance Officer, since 2004;
Montpelier, VT 05604	from 2000 to 2005	Sentinel Funds – Chief Compliance Officer, since 2004; Secretary, from 1988 to 2005; National Life – Assistant General Counsel,
from 2001 to 2005; Equity Services, Inc. – Counsel, from 1986 to
2005; Advisor, SFSC, SASC – Counsel, from 1993 to 2005

* Each officer is elected by, and serves at the pleasure of, the Board of the Funds.
** Mr. Assadi is an “interested person” of the Funds because he is the President and Chief Executive Officer of SAMI’s parent company.

Investment Advisor	Portfolio Proxy Voting Guidelines and Voting Record
Sentinel Asset Management, Inc.	Sentinel Variable Products Funds portfolio proxy voting guidelines, and information on how the Funds voted proxies relating to portfolio securities during the most
Principal Underwriter	recent 12- month period ended June 30th, are available without charge online at
Sentinel Financial Services Company	www.nationallifegroup.com under “Customer Support”, then “Funds and
Prospectus”, and at www.sec.gov, or by calling (800) 537- 7003.
Counsel
Sidley Austin LLP	Availability of Quarterly Schedule of Investments
Each Fund files its complete schedule of portfolio holdings with the Securities and
Custodian	Exchange Commission for the first and third quarters of each fiscal year on Form N- Q.
State Street Bank & Trust Company – Kansas City	The Funds’ Forms N- Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (Call 1-
800- SEC- 0330 for more information.)
Transfer Agent, Shareholder Servicing
Agent and Administrator
Sentinel Administrative Services, Inc.

Page intentionally left blank.

OneNationalLifeDrive,Montpelier,VT05604

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

This annual report is authorized for distribution to prospective investors only when preceded by an effective Prospectus.

Consider a fund’s objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information and is available from your financial advisor www,sentinelinvestments,com.  Please read it carefully before you invest.

Sentinel Investments is the unifying brand name for Sentinel Financial Services Company, Sentinel Asset Management, Inc., and Sentinel Administrative Services, Inc. Sentinel Funds are distributed by Sentinel Financial Services Company, One National Life Drive, Montpelier, VT 05604, 800-282-FUND, www.sentinelinvestments.com. 47953 9346(0712)

ITEM 2. CODE OF ETHICS Not applicable to this semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT Not applicable to this semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable to this semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

(a)	Not applicable.
(b)	Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

The complete schedule of investments is included in Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 11.

CONTROLS AND PROCEDURES

The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the Registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no changes in the Registrant's internal controls over financial reporting that occurred during the Registrant’s most recently completed second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS (a)(1) Not applicable.

(a)(2)Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule30a-2 under the Investment Company Act of 1940 are attached here to as an exhibit.

(a)(3)Notapplicable.

(b)Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished here with as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, there unto duly authorized.

Sentinel Variable Products Trust

By:/s/Christian W.Thwaites -------------------------- Christian W.Thwaites, President & Chief Executive Officer Date: September 6, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:/s/Christian W. Thwaites -------------------------- Christian W. Thwaites, President & Chief Executive Officer Date: September 6, 2012

By:/s/Thomas P. Malone --------------------- Thomas P. Malone, Vice President & Treasurer Date: September 6, 2012